UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Yield Enhanced Equity ETF Fidelity® Yield Enhanced Equity ETF : FYEE Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period April 9, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF A	$ 25	0.28%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its income focused objective, delivering a high level of yield, with the net indicated yield of 7.38% for the period.
•The fund's relative underperformance against the S&P 500® Index was primarily due to some upside truncation resulting from the fund's short call options overlay, which is employed to generate income.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE SP500 2% OTM BW Index, was due to differences in structure and the fund's more active management of its short call options overlay.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 9, 2024 through January 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,214,132
Number of Holdings	166
Total Advisory Fee	$13,960
Portfolio Turnover	101%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.6

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 98.9
Options - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.5
NVIDIA Corp	6.2
Microsoft Corp	5.6
Amazon.com Inc	4.6
Meta Platforms Inc Class A	3.4
Broadcom Inc	2.5
Alphabet Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.3
Alphabet Inc Class C	2.2
JPMorgan Chase & Co	2.0
38.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916942.100    7590-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class C : FAPVX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.60%
What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	9.34%	4.78%
Class C	10.34%	4.78%
Fidelity Risk Parity Composite Index	12.97%	10.57%
Fidelity Total Investable Market Risk Parity Composite Index℠	10.68%	6.21%
MSCI ACWI (All Country World Index) Index	21.11%	17.14%
A   From July 7, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.1
Swaps	45.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Fixed-Income Funds - 29.7
Domestic Equity Funds - 21.3
International Equity Funds - 6.2
Futures Contracts - 7.6
Swaps - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	30.5
Fidelity Commodity Strategy Fund	10.2
iShares US Treasury Bond ETF	8.8
Fidelity Total Market Index Fund	7.9
Fidelity Small Cap Value Index Fund	7.3
Fidelity International Index Fund	6.4
Fidelity Small Cap Index Fund	4.9
iShares J.P. Morgan EM Local Currency Bond ETF	4.1
Fidelity Emerging Markets Index Fund	3.5
Fidelity Real Estate Index Fund	3.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912653.100    6515-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class C : FEMQX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 126	2.12%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	121.6
Forward Foreign Currency Contracts	41.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 30.0
Swaps - 46.2
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	21.4
Apollo Global Management Inc	2.3
Meta Platforms Inc Class A	2.3
Wells Fargo & Co	2.3
Insulet Corp	2.3
Morgan Stanley	2.2
Expedia Group Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.0
JPMorgan Chase & Co	2.0
Kuraray Co Ltd	2.0
41.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916845.100    7621-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class M : FEQNX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 115	1.05%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	14.91%	11.33%
Class M (without 3.50% sales charge)	19.07%	12.98%
Cboe S&P 500 5% Put Protection Index	21.62%	14.84%
S&P 500® Index	26.38%	20.81%
A   From September 1, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 80.4
Domestic Equity Funds - 1.4
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.8
Microsoft Corp	5.1
NVIDIA Corp	4.8
Amazon.com Inc	3.7
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	1.9
Broadcom Inc	1.7
Berkshire Hathaway Inc Class B	1.7
JPMorgan Chase & Co	1.6
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912674.100    6878-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class Z : FAPZX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.55%
What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	11.63%	5.91%
Fidelity Risk Parity Composite Index	12.97%	10.57%
Fidelity Total Investable Market Risk Parity Composite Index℠	10.68%	6.21%
MSCI ACWI (All Country World Index) Index	21.11%	17.14%
A   From July 7, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.1
Swaps	45.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Fixed-Income Funds - 29.7
Domestic Equity Funds - 21.3
International Equity Funds - 6.2
Futures Contracts - 7.6
Swaps - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	30.5
Fidelity Commodity Strategy Fund	10.2
iShares US Treasury Bond ETF	8.8
Fidelity Total Market Index Fund	7.9
Fidelity Small Cap Value Index Fund	7.3
Fidelity International Index Fund	6.4
Fidelity Small Cap Index Fund	4.9
iShares J.P. Morgan EM Local Currency Bond ETF	4.1
Fidelity Emerging Markets Index Fund	3.5
Fidelity Real Estate Index Fund	3.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912656.100    6518-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class I : FEQJX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.55%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	19.77%	13.57%
Cboe S&P 500 5% Put Protection Index	21.62%	14.84%
S&P 500® Index	26.38%	20.81%
A   From September 1, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 80.4
Domestic Equity Funds - 1.4
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.8
Microsoft Corp	5.1
NVIDIA Corp	4.8
Amazon.com Inc	3.7
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	1.9
Broadcom Inc	1.7
Berkshire Hathaway Inc Class B	1.7
JPMorgan Chase & Co	1.6
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912675.100    6879-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class C : FEQDX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 169	1.55%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.50%	12.43%
Class C	18.50%	12.43%
Cboe S&P 500 5% Put Protection Index	21.62%	14.84%
S&P 500® Index	26.38%	20.81%
A   From September 1, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 80.4
Domestic Equity Funds - 1.4
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.8
Microsoft Corp	5.1
NVIDIA Corp	4.8
Amazon.com Inc	3.7
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	1.9
Broadcom Inc	1.7
Berkshire Hathaway Inc Class B	1.7
JPMorgan Chase & Co	1.6
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912673.100    6877-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class A : FAPUX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.85%
What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	4.78%	3.17%
Class A (without 5.75% sales charge)	11.17%	5.57%
Fidelity Risk Parity Composite Index	12.97%	10.57%
Fidelity Total Investable Market Risk Parity Composite Index℠	10.68%	6.21%
MSCI ACWI (All Country World Index) Index	21.11%	17.14%
A   From July 7, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.1
Swaps	45.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Fixed-Income Funds - 29.7
Domestic Equity Funds - 21.3
International Equity Funds - 6.2
Futures Contracts - 7.6
Swaps - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	30.5
Fidelity Commodity Strategy Fund	10.2
iShares US Treasury Bond ETF	8.8
Fidelity Total Market Index Fund	7.9
Fidelity Small Cap Value Index Fund	7.3
Fidelity International Index Fund	6.4
Fidelity Small Cap Index Fund	4.9
iShares J.P. Morgan EM Local Currency Bond ETF	4.1
Fidelity Emerging Markets Index Fund	3.5
Fidelity Real Estate Index Fund	3.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912652.100    6514-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity® Equity Market Neutral Fund : FEMNX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund A	$ 66	1.11%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	121.6
Forward Foreign Currency Contracts	41.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 30.0
Swaps - 46.2
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	21.4
Apollo Global Management Inc	2.3
Meta Platforms Inc Class A	2.3
Wells Fargo & Co	2.3
Insulet Corp	2.3
Morgan Stanley	2.2
Expedia Group Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.0
JPMorgan Chase & Co	2.0
Kuraray Co Ltd	2.0
41.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916839.100    7601-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI Convertible Arbitrage Fund Fidelity® SAI Convertible Arbitrage Fund : FSAWX

This annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 153	1.45%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates. The year was marked by strong primary market issuance in convertible bonds.
•During the period, the fund maintained diversification across investment structures, duration and sectors with the largest exposures in technology and healthcare.
•The fund benefited from gradually shifting away from credit-sensitive bonds and refinancing bonds into 2027-2029 maturities with strong credit quality.
•The fund also took advantage of the robust primary market issuance in convertible bonds, which presented a number of attractive investment opportunities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 12, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Convertible Arbitrage Fund	10.92%	9.15%
Bloomberg US 3 Month Treasury Bellwether Index	5.24%	5.30%
Bloomberg U.S. Aggregate Bond Index	2.07%	4.89%
A   From September 12, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$427,638,723
Number of Holdings	48
Total Advisory Fee	$3,491,712
Portfolio Turnover	345%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.0
Swaps	319.0

ASSET ALLOCATION (% of Fund's Total Exposure)

Corporate Bonds - 10.1
U.S. Treasury Obligations - 7.3
Common Stocks - 3.6
Domestic Equity Funds - 1.3
International Equity Funds - 0.7
Futures Contracts - 2.8
Swaps - 73.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	31.4
Granite Construction Inc	5.5
Apple Inc	4.6
MACOM Technology Solutions Holdings Inc	4.6
NVIDIA Corp	4.5
Broadcom Inc	3.9
Tyler Technologies Inc	3.5
Lantheus Holdings Inc	3.0
iShares Core S&P 500 ETF	2.9
iShares MSCI ACWI ETF	2.8
66.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912685.100    7521-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class A : FEMLX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 81	1.36%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	121.6
Forward Foreign Currency Contracts	41.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 30.0
Swaps - 46.2
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	21.4
Apollo Global Management Inc	2.3
Meta Platforms Inc Class A	2.3
Wells Fargo & Co	2.3
Insulet Corp	2.3
Morgan Stanley	2.2
Expedia Group Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.0
JPMorgan Chase & Co	2.0
Kuraray Co Ltd	2.0
41.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916841.100    7619-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class Z : FEQZX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.50%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	19.79%	13.61%
Cboe S&P 500 5% Put Protection Index	21.62%	14.84%
S&P 500® Index	26.38%	20.81%
A   From September 1, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 80.4
Domestic Equity Funds - 1.4
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.8
Microsoft Corp	5.1
NVIDIA Corp	4.8
Amazon.com Inc	3.7
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	1.9
Broadcom Inc	1.7
Berkshire Hathaway Inc Class B	1.7
JPMorgan Chase & Co	1.6
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912676.100    6880-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class A : FEQAX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 88	0.80%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	12.52%	10.55%
Class A (without 5.75% sales charge)	19.39%	13.29%
Cboe S&P 500 5% Put Protection Index	21.62%	14.84%
S&P 500® Index	26.38%	20.81%
A   From September 1, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 80.4
Domestic Equity Funds - 1.4
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.8
Microsoft Corp	5.1
NVIDIA Corp	4.8
Amazon.com Inc	3.7
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	1.9
Broadcom Inc	1.7
Berkshire Hathaway Inc Class B	1.7
JPMorgan Chase & Co	1.6
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912672.100    6876-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class I : FAPYX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 63	0.60%
What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	11.45%	5.83%
Fidelity Risk Parity Composite Index	12.97%	10.57%
Fidelity Total Investable Market Risk Parity Composite Index℠	10.68%	6.21%
MSCI ACWI (All Country World Index) Index	21.11%	17.14%
A   From July 7, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.1
Swaps	45.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Fixed-Income Funds - 29.7
Domestic Equity Funds - 21.3
International Equity Funds - 6.2
Futures Contracts - 7.6
Swaps - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	30.5
Fidelity Commodity Strategy Fund	10.2
iShares US Treasury Bond ETF	8.8
Fidelity Total Market Index Fund	7.9
Fidelity Small Cap Value Index Fund	7.3
Fidelity International Index Fund	6.4
Fidelity Small Cap Index Fund	4.9
iShares J.P. Morgan EM Local Currency Bond ETF	4.1
Fidelity Emerging Markets Index Fund	3.5
Fidelity Real Estate Index Fund	3.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912655.100    6517-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class Z : FEMWX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 63	1.06%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	121.6
Forward Foreign Currency Contracts	41.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 30.0
Swaps - 46.2
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	21.4
Apollo Global Management Inc	2.3
Meta Platforms Inc Class A	2.3
Wells Fargo & Co	2.3
Insulet Corp	2.3
Morgan Stanley	2.2
Expedia Group Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.0
JPMorgan Chase & Co	2.0
Kuraray Co Ltd	2.0
41.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916849.100    7623-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Hedged Equity ETF Fidelity® Hedged Equity ETF : FHEQ Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period April 9, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF A	$ 42	0.48%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 9, 2024 through January 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$390,108,667
Number of Holdings	178
Total Advisory Fee	$1,576,556
Portfolio Turnover	86%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	0.2
Options	1.1

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 97.9
Options - 1.1
Futures Contracts - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.4
NVIDIA Corp	6.1
Microsoft Corp	5.6
Amazon.com Inc	4.6
Meta Platforms Inc Class A	3.4
Broadcom Inc	2.4
Alphabet Inc Class A	2.4
Berkshire Hathaway Inc Class B	2.2
JPMorgan Chase & Co	2.0
Alphabet Inc Class C	1.9
38.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916938.100    7588-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Hedged Equity Fund Fidelity® Hedged Equity Fund : FEQHX

This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 60	0.55%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Hedged Equity Fund	19.69%	13.54%
Cboe S&P 500 5% Put Protection Index	21.62%	14.84%
S&P 500® Index	26.38%	20.81%
A   From September 1, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 80.4
Domestic Equity Funds - 1.4
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 17.4

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	5.8
Microsoft Corp	5.1
NVIDIA Corp	4.8
Amazon.com Inc	3.7
Alphabet Inc Class A	3.5
Meta Platforms Inc Class A	2.5
Tesla Inc	1.9
Broadcom Inc	1.7
Berkshire Hathaway Inc Class B	1.7
JPMorgan Chase & Co	1.6
32.3
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912671.100    6875-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class M : FEMOX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 96	1.61%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	121.6
Forward Foreign Currency Contracts	41.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 30.0
Swaps - 46.2
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	21.4
Apollo Global Management Inc	2.3
Meta Platforms Inc Class A	2.3
Wells Fargo & Co	2.3
Insulet Corp	2.3
Morgan Stanley	2.2
Expedia Group Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.0
JPMorgan Chase & Co	2.0
Kuraray Co Ltd	2.0
41.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916843.100    7620-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Risk Parity Fund Fidelity® Risk Parity Fund : FAPSX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 63	0.60%
What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 1, 2022 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Risk Parity Fund	11.54%	6.05%
Fidelity Risk Parity Composite Index	12.97%	11.38%
Fidelity Total Investable Market Risk Parity Composite Index℠	10.68%	6.36%
MSCI ACWI (All Country World Index) Index	21.11%	18.12%
A   From September 1, 2022
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.1
Swaps	45.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Fixed-Income Funds - 29.7
Domestic Equity Funds - 21.3
International Equity Funds - 6.2
Futures Contracts - 7.6
Swaps - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	30.5
Fidelity Commodity Strategy Fund	10.2
iShares US Treasury Bond ETF	8.8
Fidelity Total Market Index Fund	7.9
Fidelity Small Cap Value Index Fund	7.3
Fidelity International Index Fund	6.4
Fidelity Small Cap Index Fund	4.9
iShares J.P. Morgan EM Local Currency Bond ETF	4.1
Fidelity Emerging Markets Index Fund	3.5
Fidelity Real Estate Index Fund	3.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912651.100    6513-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Dynamic Buffered Equity ETF Fidelity® Dynamic Buffered Equity ETF : FBUF Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period April 9, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF A	$ 42	0.48%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE SP500 Collar Index, was attributable to its more defensive construct compared to the index, which resulted in slightly higher hedging costs and limited upside participation during the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 9, 2024 through January 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$9,715,852
Number of Holdings	170
Total Advisory Fee	$30,367
Portfolio Turnover	98%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 98.8
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.4
NVIDIA Corp	6.2
Microsoft Corp	5.5
Amazon.com Inc	4.7
Meta Platforms Inc Class A	3.3
Broadcom Inc	2.5
Alphabet Inc Class A	2.3
Berkshire Hathaway Inc Class B	2.2
Alphabet Inc Class C	2.2
JPMorgan Chase & Co	2.0
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916940.100    7589-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class M : FAPWX

This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.10%
What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2022 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	7.13%	3.87%
Class M (without 3.50% sales charge)	11.01%	5.32%
Fidelity Risk Parity Composite Index	12.97%	10.57%
Fidelity Total Investable Market Risk Parity Composite Index℠	10.68%	6.21%
MSCI ACWI (All Country World Index) Index	21.11%	17.14%
A   From July 7, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	12.1
Swaps	45.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Fixed-Income Funds - 29.7
Domestic Equity Funds - 21.3
International Equity Funds - 6.2
Futures Contracts - 7.6
Swaps - 29.0
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	30.5
Fidelity Commodity Strategy Fund	10.2
iShares US Treasury Bond ETF	8.8
Fidelity Total Market Index Fund	7.9
Fidelity Small Cap Value Index Fund	7.3
Fidelity International Index Fund	6.4
Fidelity Small Cap Index Fund	4.9
iShares J.P. Morgan EM Local Currency Bond ETF	4.1
Fidelity Emerging Markets Index Fund	3.5
Fidelity Real Estate Index Fund	3.2
86.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912654.100    6516-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class I : FEMUX

This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 66	1.11%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 25, 2024 through January 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%
What did the Fund invest in?
(as of January 31, 2025)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	121.6
Forward Foreign Currency Contracts	41.8

ASSET ALLOCATION (% of Fund's Total Exposure)

Common Stocks - 30.0
Swaps - 46.2
Forward Foreign Currency Contracts - 15.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	21.4
Apollo Global Management Inc	2.3
Meta Platforms Inc Class A	2.3
Wells Fargo & Co	2.3
Insulet Corp	2.3
Morgan Stanley	2.2
Expedia Group Inc Class A	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.0
JPMorgan Chase & Co	2.0
Kuraray Co Ltd	2.0
41.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916847.100    7622-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, January 31, 2025, Fidelity Greenwood Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Dynamic Buffered Equity ETF, Fidelity Equity Market Neutral Fund, Fidelity Hedged Equity ETF, Fidelity Hedged Equity Fund, Fidelity Risk Parity Fund, Fidelity SAI Convertible Arbitrage Fund, and Fidelity Yield Enhanced Equity ETF (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Buffered Equity ETF	$34,100	$-	$7,500	$1,600
Fidelity Equity Market Neutral Fund	$63,600	$-	$9,600	$2,100
Fidelity Hedged Equity ETF	$35,600	$-	$7,500	$1,600
Fidelity Hedged Equity Fund	$54,400	$-	$10,800	$3,100
Fidelity Risk Parity Fund	$87,400	$-	$15,000	$4,700
Fidelity SAI Convertible Arbitrage Fund	$88,700	$-	$10,400	$4,200
Fidelity Yield Enhanced Equity ETF	$34,100	$-	$7,500	$1,600

January 31, 2024 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Buffered Equity ETF	$-	$-	$-	$-
Fidelity Equity Market Neutral Fund	$-	$-	$-	$-
Fidelity Hedged Equity ETF	$-	$-	$-	$-
Fidelity Hedged Equity Fund	$53,000	$-	$9,700	$2,200
Fidelity Risk Parity Fund	$84,500	$-	$9,300	$3,500
Fidelity SAI Convertible Arbitrage Fund	$74,400	$-	$9,300	$800
Fidelity Yield Enhanced Equity ETF	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF commenced operations on April 9, 2024. Fidelity Equity Market Neutral Fund commenced operations on June 25, 2024.
C Fidelity SAI Convertible Arbitrage Fund commenced operations on September 12, 2023.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2025A,B	January 31, 2024A,B,C
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, Fidelity Yield Enhanced Equity ETF, and Fidelity Equity Market Neutral Funds’ commencement of operations.

C May include amounts billed prior to the Fidelity SAI Convertible Arbitrage Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2025A,B	January 31, 2024A,B,C
Deloitte Entities	$2,892,000	$6,347,100

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, Fidelity Yield Enhanced Equity ETF, and Fidelity Equity Market Neutral Funds’ commencement of operations.

C May include amounts billed prior to the Fidelity SAI Convertible Arbitrage Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of January 31, 2025, the members of the Audit Committee were Jennifer Birmingham, Matthew Conti, and Tara Kenney.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Risk Parity Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Risk Parity Fund
Consolidated Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Domestic Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	8,914	847,761
Fidelity Real Estate Index Fund (b)	16,513	270,323
Fidelity Small Cap Index Fund (b)	14,539	413,044
Fidelity Small Cap Value Index Fund (b)	23,382	610,975
Fidelity Total Market Index Fund (b)	3,965	659,054
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,481,764)		2,801,157

Fixed-Income Funds - 46.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (b)	283,026	2,547,233
Fidelity International Bond Index Fund (b)	10,978	102,532
Fidelity Long-Term Treasury Bond Index Fund (b)	18,129	166,603
iShares J.P. Morgan EM Local Currency Bond ETF	9,252	338,901
iShares US Treasury Bond ETF	32,529	734,505
TOTAL FIXED-INCOME FUNDS (Cost $3,905,898)		3,889,774

International Equity Funds - 9.9%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (b)	27,247	289,903
Fidelity International Index Fund (b)	10,703	534,207
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $718,853)		824,110

U.S. Treasury Obligations - 0.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d) (Cost $49,603)	4.25	50,000	49,615

Money Market Funds - 8.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $690,581)	4.37	690,443	690,581

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $7,846,699)	8,255,237
NET OTHER ASSETS (LIABILITIES) - 1.1%	95,220
NET ASSETS - 100.0%	8,350,457

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Mar 2025	355,575	4,173	4,173
ICE MSCI Emerging Markets Index Contracts (United States)	12	Mar 2025	654,240	(13,358)	(13,358)

TOTAL FUTURES CONTRACTS					(9,185)
The notional amount of futures purchased as a percentage of Net Assets is 12.1%

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR index plus 5 basis points	Monthly	Morgan Stanley Capital Services LLC	May 2025	3,389	71,406	(319)	0	(319)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR index minus 40 basis points	Monthly	Morgan Stanley Capital Services LLC	Feb 2025	953	75,135	602	0	602
SPDR Gold Shares	Receives	Monthly	U.S. SOFR index plus 25 basis points	Monthly	Goldman Sachs International	Feb 2025	100	24,542	1,224	0	1,224
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR index plus 5 basis points	Monthly	Morgan Stanley Capital Services LLC	Apr 2025	47,541	1,001,689	(4,475)	0	(4,475)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR index minus 35 basis points	Monthly	Morgan Stanley Capital Services LLC	Apr 2025	417	32,876	262	0	262
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR index plus 20 basis points	Monthly	Morgan Stanley Capital Services LLC	Feb 2025	4,024	84,786	(390)	0	(390)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR index minus 125 basis points	Monthly	Morgan Stanley Capital Services LLC	Feb 2025	474	37,370	324	0	324
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR index minus 30 basis points	Monthly	Morgan Stanley Capital Services LLC	Feb 2025	5,404	482,793	4,940	0	4,940
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR index plus 15 basis points	Monthly	BNP Paribas SA	Jun 2025	4,167	87,799	(399)	0	(399)
iShares J.P. Morgan EM Local Currency Bond ETF	Receives	Monthly	U.S. SOFR index plus 50 basis points	Monthly	Goldman Sachs International	Jun 2025	6,513	235,250	2,409	0	2,409
SPDR Gold Shares	Receives	Monthly	U.S. SOFR index plus 30 basis points	Monthly	Goldman Sachs International	Jun 2025	111	27,242	1,357	0	1,357
SPDR Gold Shares	Receives	Monthly	U.S. SOFR index plus 25 basis points	Monthly	BNP Paribas SA	Jul 2025	2,940	721,535	36,070	0	36,070
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.S. SOFR index plus 40 basis points	Monthly	BNP Paribas SA	Apr 2025	1,360	119,095	(178)	0	(178)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR index minus 85 basis points	Monthly	Goldman Sachs International	Apr 2025	10,180	802,790	6,597	0	6,597
TOTAL RETURN SWAPS									48,024	0	48,024

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,615.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,082,291	2,157,631	2,549,341	30,494	-	-	690,581	690,443	0.0%
Total	1,082,291	2,157,631	2,549,341	30,494	-	-	690,581	690,443

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	718,317	269,086	177,499	30,690	(16,649)	54,506	847,761	8,914
Fidelity Emerging Markets Index Fund	600,671	468,863	828,015	7,985	39,162	9,222	289,903	27,247
Fidelity Inflation-Protected Bond Index Fund	1,007,571	2,319,996	756,348	85,252	(12,640)	(11,346)	2,547,233	283,026
Fidelity International Bond Index Fund	-	509,502	408,525	3,830	2,961	(1,406)	102,532	10,978
Fidelity International Index Fund	843,816	183,809	535,967	16,610	55,299	(12,750)	534,207	10,703
Fidelity Long-Term Treasury Bond Index Fund	464,673	230,029	505,430	6,825	(46,829)	24,160	166,603	18,129
Fidelity Real Estate Index Fund	218,192	92,287	63,261	7,230	588	22,517	270,323	16,513
Fidelity Small Cap Index Fund	343,463	131,441	130,171	4,058	7,902	60,409	413,044	14,539
Fidelity Small Cap Value Index Fund	509,657	206,468	183,602	9,845	8,173	70,279	610,975	23,382
Fidelity Total Market Index Fund	559,895	329,102	363,004	8,133	12,864	120,197	659,054	3,965
	5,266,255	4,740,583	3,951,822	180,458	50,831	335,788	6,441,635	417,396

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,801,157	2,801,157	-	-

Fixed-Income Funds	3,889,774	3,889,774	-	-

International Equity Funds	824,110	824,110	-	-

U.S. Treasury Obligations	49,615	-	49,615	-

Money Market Funds	690,581	690,581	-	-
Total Investments in Securities:	8,255,237	8,205,622	49,615	-
Derivative Instruments:

Assets
Futures Contracts	4,173	4,173	-	-
Swaps	53,785	-	53,785	-
Total Assets	57,958	4,173	53,785	-

Liabilities
Futures Contracts	(13,358)	(13,358)	-	-
Swaps	(5,761)	-	(5,761)	-
Total Liabilities	(19,119)	(13,358)	(5,761)	-
Total Derivative Instruments:	38,839	(9,185)	48,024	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	38,651	0
Total Commodity Risk	38,651	0
Credit Risk
Swaps (a)	15,134	(5,583)
Total Credit Risk	15,134	(5,583)
Equity Risk
Futures Contracts (b)	4,173	(13,358)
Total Equity Risk	4,173	(13,358)
Interest Rate Risk
Swaps (a)	0	(178)
Total Interest Rate Risk	0	(178)
Total Value of Derivatives	57,958	(19,119)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,114,738)	$1,123,021
Fidelity Central Funds (cost $690,581)	690,581
Other affiliated issuers (cost $6,041,380)	6,441,635

Total Investment in Securities (cost $7,846,699)		$8,255,237
Cash		64,033
Receivable for investments sold		27,351
Receivable for fund shares sold		4,000
Distributions receivable from Fidelity Central Funds		2,376
Bi-lateral OTC swaps, at value		53,785
Receivable from investment adviser for expense reductions		292
Total assets		8,407,074
Liabilities
Payable for fund shares redeemed	$33,963
Bi-lateral OTC swaps, at value	5,761
Accrued management fee	4,135
Distribution and service plan fees payable	1,658
Payable for daily variation margin on futures contracts	11,100
Total liabilities		56,617
Net Assets		$8,350,457
Net Assets consist of:
Paid in capital		$8,291,312
Total accumulated earnings (loss)		59,145
Net Assets		$8,350,457

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,133,569 ÷ 114,126 shares)(a)		$9.93
Maximum offering price per share (100/94.25 of $9.93)		$10.54
Class M :
Net Asset Value and redemption price per share ($1,127,942 ÷ 113,584 shares)(a)		$9.93
Maximum offering price per share (100/96.50 of $9.93)		$10.29
Class C :
Net Asset Value and offering price per share ($1,110,580 ÷ 111,590 shares)(a)		$9.95
Fidelity Risk Parity Fund :
Net Asset Value, offering price and redemption price per share ($2,593,066 ÷ 262,833 shares)		$9.87
Class I :
Net Asset Value, offering price and redemption price per share ($1,249,667 ÷ 125,961 shares)		$9.92
Class Z :
Net Asset Value, offering price and redemption price per share ($1,135,633 ÷ 114,414 shares)		$9.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends (including $180,458 earned from affiliated issuers)		$214,184
Interest		13,714
Income from Fidelity Central Funds		30,494
Total income		258,392
Expenses
Management fee	$47,274
Distribution and service plan fees	19,046
Independent trustees' fees and expenses	3,426
Total expenses before reductions	69,746
Expense reductions	(4,649)
Total expenses after reductions		65,097
Net Investment income (loss)		193,295
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,573
Affiliated issuers	50,831
Futures contracts	23,039
Swaps	162,999
Total net realized gain (loss)		254,442
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,558)
Affiliated issuers	335,788
Futures contracts	(12,511)
Swaps	66,672
Total change in net unrealized appreciation (depreciation)		382,391
Net gain (loss)		636,833
Net increase (decrease) in net assets resulting from operations		$830,128
Consolidated Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,295	$196,720
Net realized gain (loss)	254,442	(342,455)
Change in net unrealized appreciation (depreciation)	382,391	197,903
Net increase (decrease) in net assets resulting from operations	830,128	52,168
Distributions to shareholders	(366,124)	(249,670)

Share transactions - net increase (decrease)	296,319	575,397
Total increase (decrease) in net assets	760,323	377,895

Net Assets
Beginning of period	7,590,134	7,212,239
End of period	$8,350,457	$7,590,134

Consolidated Financial Highlights
Fidelity Advisor® Risk Parity Fund Class A

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.25	.86
Net realized and unrealized gain (loss)	.79	(.22)	(.60)
Total from investment operations	1.03	.03	.26
Distributions from net investment income	(.45)	(.32)	(.62)
Total distributions	(.45)	(.32)	(.62)
Net asset value, end of period	$9.93	$9.35	$9.64
Total Return D,E,F	11.17%	.50%	2.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.89%	.95%	2.40% I
Expenses net of fee waivers, if any	.85%	.85%	.85% I
Expenses net of all reductions	.83%	.84%	.84% I
Net investment income (loss)	2.41%	2.74%	15.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,134	$1,015	$1,009
Portfolio turnover rate J	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class M

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.23	.84
Net realized and unrealized gain (loss)	.80	(.23)	(.60)
Total from investment operations	1.01	- D	.24
Distributions from net investment income	(.43)	(.29)	(.60)
Total distributions	(.43)	(.29)	(.60)
Net asset value, end of period	$9.93	$9.35	$9.64
Total Return E,F,G	11.01%	.15%	2.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.14%	1.20%	2.65% J
Expenses net of fee waivers, if any	1.10%	1.10%	1.10% J
Expenses net of all reductions	1.08%	1.09%	1.09% J
Net investment income (loss)	2.16%	2.49%	15.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,128	$1,013	$1,008
Portfolio turnover rate K	82%	84%	163% J

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class C

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.37	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.18	.82
Net realized and unrealized gain (loss)	.79	(.22)	(.60)
Total from investment operations	.95	(.04)	.22
Distributions from net investment income	(.37)	(.23)	(.58)
Total distributions	(.37)	(.23)	(.58)
Net asset value, end of period	$9.95	$9.37	$9.64
Total Return D,E,F	10.34%	(.30)%	2.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.64%	1.70%	3.15% I
Expenses net of fee waivers, if any	1.60%	1.60%	1.60% I
Expenses net of all reductions	1.58%	1.59%	1.59% I
Net investment income (loss)	1.66%	1.99%	14.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,111	$1,002	$1,008
Portfolio turnover rate J	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Risk Parity Fund

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.27	.27
Net realized and unrealized gain (loss)	.79	(.22)	(.04)
Total from investment operations	1.05	.05	.23
Distributions from net investment income	(.47)	(.36)	(.63)
Total distributions	(.47)	(.36)	(.63)
Net asset value, end of period	$9.87	$9.29	$9.60
Total Return D,E	11.54%	.70%	2.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.70%	1.26% H
Expenses net of fee waivers, if any	.60%	.60%	.60% H
Expenses net of all reductions	.58%	.59%	.58% H
Net investment income (loss)	2.66%	2.98%	7.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,593	$2,403	$2,036
Portfolio turnover rate I	82%	84%	163% H

AFor the period September 1, 2022 (commencement of sale of shares) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class I

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.27	.88
Net realized and unrealized gain (loss)	.79	(.21)	(.61)
Total from investment operations	1.05	.06	.27
Distributions from net investment income	(.47)	(.36)	(.63)
Total distributions	(.47)	(.36)	(.63)
Net asset value, end of period	$9.92	$9.34	$9.64
Total Return D,E	11.45%	.76%	3.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.70%	2.18% H
Expenses net of fee waivers, if any	.60%	.60%	.60% H
Expenses net of all reductions	.58%	.59%	.59% H
Net investment income (loss)	2.66%	2.99%	15.81% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,250	$1,139	$1,141
Portfolio turnover rate I	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class Z

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.65	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.28	.97
Net realized and unrealized gain (loss)	.80	(.23)	(.69)
Total from investment operations	1.07	.05	.28
Distributions from net investment income	(.48)	(.36)	(.63)
Total distributions	(.48)	(.36)	(.63)
Net asset value, end of period	$9.93	$9.34	$9.65
Total Return D,E	11.63%	.70%	3.13%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59%	.65%	2.23% H
Expenses net of fee waivers, if any	.55%	.55%	.55% H
Expenses net of all reductions	.53%	.54%	.54% H
Net investment income (loss)	2.71%	3.04%	17.34% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,136	$1,018	$1,011
Portfolio turnover rate I	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Risk Parity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Risk Parity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Net Assets
Fidelity Risk Parity Fund	Fidelity Risk Parity Cayman Ltd.	285,798	3.4

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$527,522
Gross unrealized depreciation	(179,092)
Net unrealized appreciation (depreciation)	$348,430
Tax Cost	$7,916,390

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$157,047
Capital loss carryforward	$(446,331)
Net unrealized appreciation (depreciation) on securities and other investments	$348,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(385,102)
Long-term	(61,229)
Total capital loss carryforward	$(446,331)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$366,124	$249,670

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Risk Parity Fund
Commodity Risk
Swaps	134,299	47,692
Total Commodity Risk	134,299	47,692
Credit Risk
Swaps	72,007	19,584
Total Credit Risk	72,007	19,584
Equity Risk
Futures Contracts	23,039	(12,511)
Total Equity Risk	23,039	(12,511)
Interest Rate Risk
Swaps	(43,307)	(604)
Total Interest Rate Risk	(43,307)	(604)
Totals	186,038	54,161

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Risk Parity Fund	857,430

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Risk Parity Fund	3,697,258

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Risk Parity Fund	6,439,892	5,736,333
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.60%
Class M	.60%
Class C	.60%
Fidelity Risk Parity Fund	.60%
Class I	.60%
Class Z	.55%

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,716	2,705
Class M	.25%	.25%	5,625	5,380
Class C	.75%	.25%	10,705	10,701
			19,046	18,786

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13
Class M	24
Class CA	5
42

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Risk Parity Fund	44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.85%	466
Class M	1.10%	491
Class C	1.60%	457
Fidelity Risk Parity Fund	.60%	1,031
Class I	.60%	519
Class Z	.55%	468
		3,432

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,217.
10.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Risk Parity Fund
Distributions to shareholders
Class A	$48,922	$34,079
Class M	52,423	30,555
Class C	40,415	23,943
Fidelity Risk Parity Fund	114,985	80,347
Class I	57,105	42,566
Class Z	52,274	38,180
Total	$366,124	$249,670
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Risk Parity Fund
Class A
Shares sold	491	193	$4,850	$1,756
Reinvestment of distributions	5,093	3,788	48,921	34,079
Shares redeemed	(39)	(6)	(396)	(60)
Net increase (decrease)	5,545	3,975	$53,375	$35,775
Class M
Shares sold	17,293	371	$176,928	$3,325
Reinvestment of distributions	5,454	3,404	52,423	30,555
Shares redeemed	(17,502)	-	(173,321)	-
Net increase (decrease)	5,245	3,775	$56,030	$33,880
Class C
Shares sold	508	110	$4,791	$1,000
Reinvestment of distributions	4,198	2,687	40,415	23,943
Shares redeemed	(137)	(310)	(1,338)	(2,729)
Net increase (decrease)	4,569	2,487	$43,868	$22,214
Fidelity Risk Parity Fund
Shares sold	73,878	107,679	$733,505	$961,233
Reinvestment of distributions	3,225	2,124	30,792	19,219
Shares redeemed	(72,962)	(63,187)	(711,130)	(568,009)
Net increase (decrease)	4,141	46,616	$53,167	$412,443
Class I
Reinvestment of distributions	5,951	4,724	57,105	42,566
Shares redeemed	(2,000)	(1,034)	(19,500)	(9,661)
Net increase (decrease)	3,951	3,690	$37,605	$32,905
Class Z
Reinvestment of distributions	5,447	4,233	52,274	38,180
Net increase (decrease)	5,447	4,233	$52,274	$38,180
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Risk Parity Fund	67%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Risk Parity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Risk Parity Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the consolidated schedule of investments, as of January 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the two years in the period then ended and for the period from July 7, 2022 (commencement of operations) through January 31, 2023, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 7, 2022 (commencement of operations) through January 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 22.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $121,846 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $155,482 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 6%; Class M designates 7%; Class C designates 8%; Fidelity Risk Parity Fund designates 6%; Class I designates 6%; and Class Z designates 6%of the dividend distributed in December 2024 during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 0.29% and 13.97%; Class M designates .029% and 14.52%; Class C designates 0.30% and 17.67%; Fidelity Risk Parity Fund designates 0.28% and 13.00%; Class I designates 0.28% and 13.08%; and Class Z designates 0.28% and 12.89%; of the dividends distributed in March 2024 and December 2024, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.67% and 3.12%; Class M designates 0.68% and 3.24%; Class C designates 0.69% and 3.94% Fidelity Risk Parity Fund designates 0.65% and 2.90%; Class I designates 0.65% and 2.92%; and Class Z designates 0.65% and 2.88% of the dividends distributed in March 2024 and December 2024, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Class A	12/31/24	$0.0334	$0.0023
Class M	12/31/24	$0.0321	$0.0023
Class C	12/31/24	$0.0264	$0.0023
Fidelity Risk Parity Fund	12/31/24	$0.0359	$0.0023
Class I	12/31/24	$0.0357	$0.0023
Class Z	12/31/24	$0.0362	$0.0023

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Risk Parity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class of the fund (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Also at its November 2024 meeting, the Board approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024. The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FDS or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to training and managing investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's class-level unitary management fees rate as well as other fund or class expenses, as applicable, such as fund-paid 12b-1 fees. The Board noted that differences among the classes' net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; and (ii) net total expense comparisons (including acquired fund fees and expenses) of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the mapped group for the 12-month period ended March 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended March 31, 2024.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.85%, 1.10%, 1.60%, 0.60%, 0.55% and 0.60% through May 31, 2025.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds it oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2025.

1.9906092.102
RPF-ANN-0425
Fidelity® Hedged Equity Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Hedged Equity Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 80.4%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	6,611	76,093
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	345	80,240
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	3,961	52,444
Capital Markets - 0.0%
XP Inc Class A	5,362	73,191
TOTAL BRAZIL		125,635
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	809	72,389
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	4,359	1,677,997
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	2,126	49,982
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	979	89,696
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	587	56,739
SWITZERLAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	5,774	854,379
UNITED STATES - 79.6%
Communication Services - 8.0%
Diversified Telecommunication Services - 0.5%
Frontier Communications Parent Inc (a)	1,792	64,082
Verizon Communications Inc	42,248	1,664,149
		1,728,231
Entertainment - 1.3%
Netflix Inc (a)	2,647	2,585,484
ROBLOX Corp Class A (a)	1,011	71,851
Spotify Technology SA (a)	154	84,477
TKO Group Holdings Inc Class A (a)	571	88,625
Walt Disney Co/The	13,115	1,482,782
		4,313,219
Interactive Media & Services - 6.0%
Alphabet Inc Class A	59,262	12,090,634
Meta Platforms Inc Class A	12,301	8,477,603
Pinterest Inc Class A (a)	2,689	88,629
		20,656,866
Media - 0.2%
Charter Communications Inc Class A (a)	905	312,668
Fox Corp Class A	9,731	498,033
Trade Desk Inc (The) Class A (a)	968	114,882
		925,583
TOTAL COMMUNICATION SERVICES		27,623,899

Consumer Discretionary - 9.0%
Automobile Components - 0.0%
Gentex Corp	1,694	43,908
Lear Corp	660	62,100
		106,008
Automobiles - 2.0%
Ford Motor Co	44,856	452,148
Harley-Davidson Inc	1,302	35,232
Rivian Automotive Inc Class A (a)	4,591	57,663
Tesla Inc (a)	15,365	6,216,680
		6,761,723
Broadline Retail - 3.7%
Amazon.com Inc (a)	52,776	12,543,800
Dillard's Inc Class A (b)	135	63,195
Etsy Inc (a)	1,261	69,242
Kohl's Corp (b)	2,562	33,843
Macy's Inc	2,688	41,879
		12,751,959
Diversified Consumer Services - 0.0%
H&R Block Inc	1,789	98,949
Service Corp International/US	1,538	120,149
		219,098
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (a)	4,054	531,763
Aramark	3,948	153,617
Boyd Gaming Corp	2,410	184,727
Choice Hotels International Inc	535	78,822
Churchill Downs Inc	389	48,073
Domino's Pizza Inc	582	261,388
DoorDash Inc Class A (a)	470	88,750
DraftKings Inc Class A (a)	1,804	75,678
Expedia Group Inc Class A (a)	1,692	289,247
Hyatt Hotels Corp Class A	1,147	181,490
Light & Wonder Inc Class A (a)	773	67,954
McDonald's Corp	6,526	1,884,056
MGM Resorts International (a)	7,614	262,531
Planet Fitness Inc Class A (a)	554	59,921
Texas Roadhouse Inc	1,016	183,998
Vail Resorts Inc	295	50,185
Wendy's Co/The	2,757	40,885
Wingstop Inc	240	71,496
Wyndham Hotels & Resorts Inc	1,505	158,055
		4,672,636
Household Durables - 0.1%
KB Home	991	66,496
Taylor Morrison Home Corp (a)	1,798	115,899
Tempur Sealy International Inc	1,944	122,744
Toll Brothers Inc	2,056	279,226
Whirlpool Corp	498	52,295
		636,660
Specialty Retail - 1.5%
AutoNation Inc (a)	454	85,602
Burlington Stores Inc (a)	534	151,619
Dick's Sporting Goods Inc	323	77,536
Floor & Decor Holdings Inc Class A (a)	609	60,961
Gap Inc/The	2,890	69,562
Home Depot Inc/The	7,454	3,070,899
Lithia Motors Inc Class A	212	79,733
Murphy USA Inc	277	139,306
Ross Stores Inc	5,936	893,724
Ulta Beauty Inc (a)	676	278,613
Valvoline Inc (a)	1,265	46,944
Williams-Sonoma Inc	494	104,417
		5,058,916
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	10,601	815,217
VF Corp	3,317	86,142
		901,359
TOTAL CONSUMER DISCRETIONARY		31,108,359

Consumer Staples - 4.5%
Beverages - 0.9%
Brown-Forman Corp Class B	6,481	213,938
Celsius Holdings Inc (a)	2,283	57,029
Coca-Cola Co/The	33,278	2,112,488
Coca-Cola Consolidated Inc	68	92,998
Keurig Dr Pepper Inc	20,472	657,151
		3,133,604
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	3,229	64,741
BJ's Wholesale Club Holdings Inc (a)	934	92,513
Casey's General Stores Inc	268	113,034
Costco Wholesale Corp	3,055	2,993,534
Performance Food Group Co (a)	401	36,214
US Foods Holding Corp (a)	1,716	121,716
Walmart Inc	30,209	2,965,316
		6,387,068
Food Products - 0.5%
Conagra Brands Inc	16,084	416,415
Flowers Foods Inc	1,658	32,413
Hershey Co/The	3,392	506,256
Ingredion Inc	407	55,530
Kellanova	6,924	565,899
Post Holdings Inc (a)	1,297	137,690
The Campbell's Company	8,213	318,418
		2,032,621
Household Products - 1.2%
Colgate-Palmolive Co	13,099	1,135,683
Procter & Gamble Co/The	17,630	2,926,404
		4,062,087
TOTAL CONSUMER STAPLES		15,615,380

Energy - 2.5%
Energy Equipment & Services - 0.2%
Schlumberger NV	19,173	772,288
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp	7,635	122,465
Antero Resources Corp (a)	1,888	70,460
Cheniere Energy Inc	1,503	336,146
Chevron Corp	11,064	1,650,638
Chord Energy Corp	1,485	166,988
CNX Resources Corp (a)	2,265	62,016
Diamondback Energy Inc	5,077	834,456
DT Midstream Inc	742	75,001
Expand Energy Corp	1,303	132,385
Exxon Mobil Corp	28,892	3,086,533
HF Sinclair Corp	1,899	68,516
Kinder Morgan Inc	29,788	818,574
Matador Resources Co	910	52,780
Ovintiv Inc	4,908	207,216
Permian Resources Corp Class A	11,858	173,720
Range Resources Corp	1,648	61,042
		7,918,936
TOTAL ENERGY		8,691,224

Financials - 11.4%
Banks - 2.7%
Bank of America Corp	53,677	2,485,246
Comerica Inc	1,270	85,496
Cullen/Frost Bankers Inc	518	72,209
East West Bancorp Inc	620	63,841
First Citizens BancShares Inc/NC Class A	62	136,691
First Horizon Corp	2,789	61,051
JPMorgan Chase & Co	18,730	5,006,530
Old National Bancorp/IN	2,480	59,148
Pinnacle Financial Partners Inc	1,310	163,449
Prosperity Bancshares Inc	1,028	82,240
Synovus Financial Corp	1,320	74,474
US Bancorp	21,062	1,006,342
Wintrust Financial Corp	629	82,279
Zions Bancorp NA	1,062	61,447
		9,440,443
Capital Markets - 2.5%
Affiliated Managers Group Inc	274	51,496
Ameriprise Financial Inc	1,583	860,139
Ares Management Corp Class A	1,549	307,043
Blackstone Inc	5,560	984,732
Blue Owl Capital Inc Class A	2,726	70,903
Carlyle Group Inc/The	1,253	70,368
Charles Schwab Corp/The	10,719	886,676
Coinbase Global Inc Class A (a)	224	65,258
Evercore Inc Class A	582	169,519
Franklin Resources Inc	14,603	324,771
Houlihan Lokey Inc Class A	581	105,579
Interactive Brokers Group Inc Class A	1,041	226,355
Janus Henderson Group PLC	1,524	68,473
Jefferies Financial Group Inc	2,464	189,457
KKR & Co Inc Class A	5,997	1,001,919
Lazard Inc Class A	1,192	64,809
LPL Financial Holdings Inc	379	139,051
Morgan Stanley	12,500	1,730,375
Morningstar Inc	164	53,897
Nasdaq Inc	8,885	731,591
Robinhood Markets Inc Class A (a)	1,814	94,237
SEI Investments Co	1,574	136,277
Stifel Financial Corp	1,246	144,349
Tradeweb Markets Inc Class A	874	110,911
Virtu Financial Inc Class A	1,972	78,998
		8,667,183
Consumer Finance - 0.1%
Ally Financial Inc	4,095	159,582
OneMain Holdings Inc	856	47,542
		207,124
Financial Services - 4.2%
Affirm Holdings Inc Class A (a)	486	29,680
Berkshire Hathaway Inc Class B (a)	11,628	5,449,695
Block Inc Class A (a)	814	73,927
Corebridge Financial Inc	2,051	69,242
Equitable Holdings Inc	5,448	296,480
Mastercard Inc Class A	6,038	3,353,686
PayPal Holdings Inc (a)	7,499	664,261
Rocket Cos Inc Class A (a)	2,496	31,450
Toast Inc Class A (a)	1,710	69,973
Visa Inc Class A	11,994	4,099,549
Voya Financial Inc	838	59,490
WEX Inc (a)	213	39,169
		14,236,602
Insurance - 1.7%
AFLAC Inc	7,711	828,007
American Financial Group Inc/OH	982	134,102
Arthur J Gallagher & Co	3,586	1,082,327
Axis Capital Holdings Ltd	637	57,980
Fidelity National Financial Inc	2,224	129,370
Loews Corp	7,423	634,295
Markel Group Inc (a)	147	268,831
Old Republic International Corp	2,936	107,399
Prudential Financial Inc	8,260	997,478
Reinsurance Group of America Inc	820	186,845
RLI Corp	636	46,650
Ryan Specialty Holdings Inc Class A (b)	774	51,533
Unum Group	1,038	79,148
W R Berkley Corp	8,823	519,057
Willis Towers Watson PLC	1,707	562,567
		5,685,589
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp (b)	8,447	84,217
Annaly Capital Management Inc	11,135	227,266
Rithm Capital Corp	5,628	64,778
Starwood Property Trust Inc	7,901	152,884
		529,145
TOTAL FINANCIALS		38,766,086

Health Care - 8.2%
Biotechnology - 1.3%
AbbVie Inc	11,867	2,182,342
Alnylam Pharmaceuticals Inc (a)	288	78,137
BioMarin Pharmaceutical Inc (a)	2,028	128,494
Exact Sciences Corp (a)	904	50,669
Exelixis Inc (a)	979	32,454
Gilead Sciences Inc	11,274	1,095,833
Ionis Pharmaceuticals Inc (a)	1,148	36,621
Natera Inc (a)	119	21,053
Neurocrine Biosciences Inc (a)	716	108,703
Regeneron Pharmaceuticals Inc (a)	1,064	716,051
Sarepta Therapeutics Inc (a)	512	58,225
United Therapeutics Corp (a)	335	117,642
		4,626,224
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp (a)	16,278	1,666,217
DENTSPLY SIRONA Inc	1,695	33,493
GE HealthCare Technologies Inc	4,960	437,968
Hologic Inc (a)	6,397	461,480
Intuitive Surgical Inc (a)	2,426	1,387,381
Lantheus Holdings Inc (a)	557	51,528
Medtronic PLC	16,565	1,504,433
Penumbra Inc (a)	159	42,448
Zimmer Biomet Holdings Inc	4,878	534,043
		6,118,991
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (a)	1,364	61,530
Chemed Corp	212	119,144
Encompass Health Corp	1,500	148,905
HCA Healthcare Inc	2,407	794,093
Humana Inc	1,330	389,996
McKesson Corp	1,227	729,758
Tenet Healthcare Corp (a)	255	35,927
UnitedHealth Group Inc	6,064	3,289,660
		5,569,013
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	317	73,943
Life Sciences Tools & Services - 0.8%
Avantor Inc (a)	2,956	65,860
Bio-Rad Laboratories Inc Class A (a)	188	67,845
Bruker Corp	1,117	64,954
Illumina Inc (a)	550	73,007
IQVIA Holdings Inc (a)	2,355	474,203
Medpace Holdings Inc (a)	134	46,785
QIAGEN NV (United States)	3,394	151,508
Thermo Fisher Scientific Inc	3,165	1,891,879
		2,836,041
Pharmaceuticals - 2.7%
Elanco Animal Health Inc (a)	4,278	51,464
Eli Lilly & Co	4,645	3,767,467
Intra-Cellular Therapies Inc (a)	146	18,554
Jazz Pharmaceuticals PLC (a)	1,266	157,452
Johnson & Johnson	18,515	2,817,057
Merck & Co Inc	19,511	1,928,077
Organon & Co	3,955	61,540
Perrigo Co PLC	1,735	43,219
Royalty Pharma PLC Class A	9,117	287,915
		9,132,745
TOTAL HEALTH CARE		28,356,957

Industrials - 6.2%
Aerospace & Defense - 1.2%
Boeing Co (a)	5,252	927,083
BWX Technologies Inc	695	78,486
Curtiss-Wright Corp	200	69,388
HEICO Corp	808	193,064
Lockheed Martin Corp	2,723	1,260,613
RTX Corp	12,107	1,561,198
Woodward Inc	145	26,861
		4,116,693
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	676	30,724
United Parcel Service Inc Class B	10,322	1,179,082
		1,209,806
Building Products - 0.4%
AAON Inc	496	57,724
Advanced Drainage Systems Inc	329	39,779
Allegion plc	3,713	492,826
Armstrong World Industries Inc	465	70,220
AZEK Co Inc/The Class A (a)	1,373	70,339
Carlisle Cos Inc	523	203,688
Fortune Brands Innovations Inc	1,745	125,064
Lennox International Inc	483	286,139
Owens Corning	994	183,443
		1,529,222
Commercial Services & Supplies - 0.7%
Cintas Corp	5,714	1,146,057
Clean Harbors Inc (a)	514	119,762
Republic Services Inc	4,889	1,060,277
Tetra Tech Inc	3,346	123,133
		2,449,229
Construction & Engineering - 0.1%
AECOM	605	63,791
EMCOR Group Inc	272	121,873
WillScot Holdings Corp (a)	1,756	65,077
		250,741
Electrical Equipment - 0.4%
Acuity Brands Inc	296	98,387
AMETEK Inc	4,092	755,220
nVent Electric PLC	2,572	167,411
Regal Rexnord Corp	558	88,571
Sensata Technologies Holding PLC	2,122	57,634
Vertiv Holdings Co Class A	704	82,382
		1,249,605
Ground Transportation - 0.6%
JB Hunt Transport Services Inc	2,304	394,491
Knight-Swift Transportation Holdings Inc	4,414	251,995
Landstar System Inc	851	140,126
Ryder System Inc	422	67,271
Saia Inc (a)	163	78,258
Uber Technologies Inc (a)	14,590	975,342
XPO Inc (a)	370	49,457
		1,956,940
Industrial Conglomerates - 0.4%
Honeywell International Inc	6,163	1,378,786
Machinery - 1.5%
AGCO Corp	749	78,218
Allison Transmission Holdings Inc	510	59,945
Caterpillar Inc	4,377	1,625,794
CNH Industrial NV Class A	12,278	158,141
Donaldson Co Inc	594	42,287
Dover Corp	4,912	1,000,477
Flowserve Corp	989	61,931
Graco Inc	1,613	135,766
IDEX Corp	2,790	625,825
Lincoln Electric Holdings Inc	400	79,512
Middleby Corp/The (a)	1,059	181,237
Oshkosh Corp	460	53,544
PACCAR Inc	6,656	738,017
Timken Co/The	670	53,781
Toro Co/The	372	30,976
Watts Water Technologies Inc Class A	324	66,997
		4,992,448
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	3,163	231,690
American Airlines Group Inc (a)	15,361	259,908
		491,598
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp Class A	1,517	195,693
CACI International Inc (a)	280	108,153
Dun & Bradstreet Holdings Inc	5,467	67,244
ExlService Holdings Inc (a)	1,370	68,856
Genpact Ltd	1,397	68,020
KBR Inc	982	53,440
Parsons Corp (a)	646	51,208
Paylocity Holding Corp (a)	313	64,328
Robert Half Inc	1,526	98,870
Science Applications International Corp	676	73,197
SS&C Technologies Holdings Inc	3,048	246,736
TransUnion	782	77,614
		1,173,359
Trading Companies & Distributors - 0.1%
Air Lease Corp Class A	1,294	59,783
Ferguson Enterprises Inc	1,175	212,816
Watsco Inc	243	116,297
Wesco International Inc	351	64,935
		453,831
TOTAL INDUSTRIALS		21,252,258

Information Technology - 24.5%
Communications Equipment - 0.9%
Arista Networks Inc	6,961	802,116
Cisco Systems Inc	35,372	2,143,543
		2,945,659
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	16,092	1,138,993
Arrow Electronics Inc (a)	646	75,291
Coherent Corp (a)	662	59,904
TD SYNNEX Corp	712	101,467
		1,375,655
IT Services - 0.6%
Amdocs Ltd	972	85,721
Cloudflare Inc Class A (a)	604	83,594
IBM Corporation	6,524	1,668,187
MongoDB Inc Class A (a)	106	28,971
Snowflake Inc Class A (a)	355	64,436
Twilio Inc Class A (a)	258	37,818
		1,968,727
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices Inc (a)	10,458	1,212,605
Amkor Technology Inc	1,240	30,516
Broadcom Inc	26,169	5,790,415
Cirrus Logic Inc (a)	466	46,805
Entegris Inc	2,229	226,333
GlobalFoundries Inc (a)	1,635	67,803
Intel Corp	31,677	615,484
Lam Research Corp	18,248	1,479,000
Lattice Semiconductor Corp (a)	1,378	78,574
MACOM Technology Solutions Holdings Inc (a)	1,049	138,730
Marvell Technology Inc	1,280	144,461
Micron Technology Inc	8,099	738,953
MKS Instruments Inc	702	79,523
NVIDIA Corp	134,796	16,184,957
Onto Innovation Inc (a)	461	94,394
Qorvo Inc (a)	801	66,467
QUALCOMM Inc	9,211	1,592,858
Skyworks Solutions Inc	3,054	271,073
Teradyne Inc	2,476	286,696
		29,145,647
Software - 8.4%
Adobe Inc (a)	2,857	1,249,795
AppLovin Corp Class A (a)	255	94,245
Atlassian Corp Class A (a)	270	82,831
Bentley Systems Inc Class B	718	33,422
Crowdstrike Holdings Inc Class A (a)	1,668	663,981
Datadog Inc Class A (a)	691	98,613
DocuSign Inc (a)	883	85,413
Dolby Laboratories Inc Class A	398	33,324
Dropbox Inc Class A (a)	2,823	90,759
Dynatrace Inc (a)	1,024	59,135
Guidewire Software Inc (a)	601	126,973
HubSpot Inc (a)	152	118,489
Intuit Inc	1,854	1,115,200
Manhattan Associates Inc (a)	287	59,865
Microsoft Corp	41,470	17,212,538
MicroStrategy Inc Class A (a)	188	62,941
Oracle Corp	10,284	1,748,897
Palantir Technologies Inc Class A (a)	12,940	1,067,421
Palo Alto Networks Inc (a)	4,700	866,774
Salesforce Inc	6,560	2,241,552
Servicenow Inc (a)	1,483	1,510,258
Zoom Communications Inc Class A (a)	1,504	130,758
Zscaler Inc (a)	377	76,376
		28,829,560
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	83,822	19,781,992
Super Micro Computer Inc (a)(b)	2,688	76,662
		19,858,654
TOTAL INFORMATION TECHNOLOGY		84,123,902

Materials - 1.6%
Chemicals - 1.1%
Axalta Coating Systems Ltd (a)	3,678	132,187
Celanese Corp	2,004	142,364
Dow Inc	16,352	638,546
Eastman Chemical Co	4,490	447,429
Element Solutions Inc	2,073	53,504
Linde PLC	4,577	2,041,891
RPM International Inc	1,120	141,792
		3,597,713
Construction Materials - 0.1%
CRH PLC	2,432	240,841
Eagle Materials Inc	565	145,058
		385,899
Containers & Packaging - 0.2%
AptarGroup Inc	1,499	235,568
Berry Global Group Inc	875	59,430
Crown Holdings Inc	1,534	134,777
Graphic Packaging Holding CO	2,996	82,180
Sealed Air Corp	790	27,516
Silgan Holdings Inc	934	51,389
Sonoco Products Co	1,063	50,641
		641,501
Metals & Mining - 0.2%
Alcoa Corp	1,409	49,766
Cleveland-Cliffs Inc (a)(b)	2,471	25,303
Newmont Corp	13,125	560,700
Reliance Inc	313	90,614
Royal Gold Inc	264	36,912
United States Steel Corp (b)	1,719	63,345
		826,640
TOTAL MATERIALS		5,451,753

Real Estate - 1.7%
Diversified REITs - 0.1%
WP Carey Inc	3,614	202,059
Health Care REITs - 0.2%
Healthcare Realty Trust Inc	3,772	63,181
Healthpeak Properties Inc	20,945	432,724
Omega Healthcare Investors Inc	2,817	104,398
		600,303
Industrial REITs - 0.1%
Americold Realty Trust Inc	3,683	80,474
EastGroup Properties Inc	823	139,597
First Industrial Realty Trust Inc	1,294	69,087
Lineage Inc	838	50,279
Rexford Industrial Realty Inc	1,492	60,665
STAG Industrial Inc Class A	1,693	57,867
		457,969
Office REITs - 0.0%
Kilroy Realty Corp	1,716	66,958
Vornado Realty Trust	1,454	62,900
		129,858
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	330	93,324
Residential REITs - 0.3%
American Homes 4 Rent Class A	6,113	211,693
Equity LifeStyle Properties Inc	3,327	217,752
Mid-America Apartment Communities Inc	2,739	417,917
Sun Communities Inc	1,553	196,454
		1,043,816
Retail REITs - 0.3%
Agree Realty Corp	3,485	252,906
Brixmor Property Group Inc	5,219	136,007
Federal Realty Investment Trust	3,775	410,079
Kite Realty Group Trust	2,060	47,689
NNN REIT Inc	2,751	108,362
		955,043
Specialized REITs - 0.7%
American Tower Corp	5,064	936,587
CubeSmart	1,502	62,633
Equinix Inc	1,073	980,357
Gaming and Leisure Properties Inc	5,635	272,678
Lamar Advertising Co Class A	1,133	143,234
		2,395,489
TOTAL REAL ESTATE		5,877,861

Utilities - 2.0%
Electric Utilities - 1.0%
Alliant Energy Corp	13,392	788,521
Constellation Energy Corp	1,962	588,561
NextEra Energy Inc	16,205	1,159,630
OGE Energy Corp	2,925	123,522
Pinnacle West Capital Corp	3,327	289,316
Xcel Energy Inc	8,338	560,314
		3,509,864
Gas Utilities - 0.0%
National Fuel Gas Co	773	54,133
Multi-Utilities - 1.0%
Ameren Corp	8,847	833,387
CMS Energy Corp	13,776	909,216
DTE Energy Co	6,943	832,327
NiSource Inc	20,513	765,135
		3,340,065
Water Utilities - 0.0%
Essential Utilities Inc	2,007	71,208
TOTAL UTILITIES		6,975,270

TOTAL UNITED STATES		273,842,949
TOTAL COMMON STOCKS (Cost $199,352,597)		276,926,099

Domestic Equity Funds - 1.4%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $4,189,521)	7,926	4,792,535

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	4,791,257	4,792,215
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	313,294	313,325
TOTAL MONEY MARKET FUNDS (Cost $5,105,540)			5,105,540

Purchased Options - 0.8%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	127	76,714,731	5,550	04/17/25	495,300
S&P 500 Index	Chicago Board Options Exchange	139	83,963,367	4,100	12/19/25	497,620
S&P 500 Index	Chicago Board Options Exchange	167	100,876,851	5,760	02/21/25	242,150
S&P 500 Index	Chicago Board Options Exchange	160	96,648,480	5,810	03/21/25	792,000
S&P 500 Index	Chicago Board Options Exchange	123	74,298,519	4,100	11/21/25	399,135
S&P 500 Index	Chicago Board Options Exchange	154	93,024,162	3,900	01/16/26	493,570

						2,919,775
TOTAL PURCHASED OPTIONS (Cost $5,422,477)						2,919,775

TOTAL INVESTMENT IN SECURITIES - 84.1% (Cost $214,070,135)	289,743,949
NET OTHER ASSETS (LIABILITIES) - 15.9%	54,603,598
NET ASSETS - 100.0%	344,347,547

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,000,277	35,843,284	33,051,348	80,789	2	-	4,792,215	4,791,257	0.0%
Fidelity Securities Lending Cash Central Fund	585,275	18,053,189	18,325,139	1,503	-	-	313,325	313,294	0.0%
Total	2,585,552	53,896,473	51,376,487	82,292	2	-	5,105,540	5,104,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	27,699,992	27,699,992	-	-
Consumer Discretionary	31,215,080	31,215,080	-	-
Consumer Staples	15,615,380	15,615,380	-	-
Energy	8,691,224	8,691,224	-	-
Financials	38,971,961	38,971,961	-	-
Health Care	28,356,957	28,356,957	-	-
Industrials	21,324,647	21,324,647	-	-
Information Technology	86,656,278	86,656,278	-	-
Materials	5,541,449	5,541,449	-	-
Real Estate	5,877,861	5,877,861	-	-
Utilities	6,975,270	6,975,270	-	-

Domestic Equity Funds	4,792,535	4,792,535	-	-

Money Market Funds	5,105,540	5,105,540	-	-

Purchased Options	2,919,775	2,919,775	-	-
Total Investments in Securities:	289,743,949	289,743,949	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	2,919,775	0
Total Equity Risk	2,919,775	0
Total Value of Derivatives	2,919,775	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $302,668) - See accompanying schedule:
Unaffiliated issuers (cost $208,964,595)	$284,638,409
Fidelity Central Funds (cost $5,105,540)	5,105,540

Total Investment in Securities (cost $214,070,135)		$289,743,949
Cash		18
Receivable for fund shares sold		54,967,462
Dividends receivable		142,451
Distributions receivable from Fidelity Central Funds		10,131
Receivable from investment adviser for expense reductions		11,216
Total assets		344,875,227
Liabilities
Payable for fund shares redeemed	$74,438
Accrued management fee	137,631
Distribution and service plan fees payable	2,286
Collateral on securities loaned	313,325
Total liabilities		527,680
Net Assets		$344,347,547
Net Assets consist of:
Paid in capital		$280,312,136
Total accumulated earnings (loss)		64,035,411
Net Assets		$344,347,547

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,393,291 ÷ 179,333 shares)(a)		$13.35
Maximum offering price per share (100/94.25 of $13.35)		$14.16
Class M :
Net Asset Value and redemption price per share ($833,876 ÷ 62,456 shares)(a)		$13.35
Maximum offering price per share (100/96.50 of $13.35)		$13.83
Class C :
Net Asset Value and offering price per share ($1,930,790 ÷ 145,715 shares)(a)		$13.25
Fidelity Hedged Equity Fund :
Net Asset Value, offering price and redemption price per share ($211,130,688 ÷ 15,798,458 shares)		$13.36
Class I :
Net Asset Value, offering price and redemption price per share ($69,997,356 ÷ 5,251,522 shares)		$13.33
Class Z :
Net Asset Value, offering price and redemption price per share ($58,061,546 ÷ 4,352,517 shares)		$13.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$3,499,163
Income from Fidelity Central Funds (including $1,503 from security lending)		82,292
Total income		3,581,455
Expenses
Management fee	$1,459,848
Distribution and service plan fees	18,491
Independent trustees' fees and expenses	111,832
Total expenses before reductions	1,590,171
Expense reductions	(112,772)
Total expenses after reductions		1,477,399
Net Investment income (loss)		2,104,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,797,633)
Fidelity Central Funds	2
Foreign currency transactions	40
Total net realized gain (loss)		(6,797,591)
Change in net unrealized appreciation (depreciation) on investment securities		49,700,232
Net gain (loss)		42,902,641
Net increase (decrease) in net assets resulting from operations		$45,006,697
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,104,056	$1,545,923
Net realized gain (loss)	(6,797,591)	(3,975,632)
Change in net unrealized appreciation (depreciation)	49,700,232	23,819,426
Net increase (decrease) in net assets resulting from operations	45,006,697	21,389,717
Distributions to shareholders	(2,098,818)	(1,544,823)

Share transactions - net increase (decrease)	77,453,591	153,894,084
Total increase (decrease) in net assets	120,361,470	173,738,978

Net Assets
Beginning of period	223,986,077	50,247,099
End of period	$344,347,547	$223,986,077

Financial Highlights
Fidelity Advisor® Hedged Equity Fund Class A

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.08	.04
Net realized and unrealized gain (loss)	2.11	1.30	(.10)
Total from investment operations	2.18	1.38	(.06)
Distributions from net investment income	(.07)	(.05)	(.03)
Total distributions	(.07)	(.05)	(.03)
Net asset value, end of period	$13.35	$11.24	$9.91
Total Return D,E,F	19.39%	13.95%	(.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.84%	.89%	1.34% I
Expenses net of fee waivers, if any	.80%	.80%	.80% I
Expenses net of all reductions	.80%	.80%	.79% I
Net investment income (loss)	.54%	.81%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,393	$1,292	$1,317
Portfolio turnover rate J	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class M

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.06	.03
Net realized and unrealized gain (loss)	2.10	1.29	(.10)
Total from investment operations	2.14	1.35	(.07)
Distributions from net investment income	(.02)	(.03)	(.02)
Total distributions	(.02)	(.03)	(.02)
Net asset value, end of period	$13.35	$11.23	$9.91
Total Return D,E,F	19.07%	13.64%	(.71)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.09%	1.14%	1.54% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05% I
Expenses net of all reductions	1.05%	1.05%	1.04% I
Net investment income (loss)	.29%	.56%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$834	$645	$509
Portfolio turnover rate J	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class C

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.01	.01
Net realized and unrealized gain (loss)	2.10	1.29	(.11)
Total from investment operations	2.07	1.30	(.10)
Distributions from net investment income	(.02)	-	- D
Total distributions	(.02)	-	- D
Net asset value, end of period	$13.25	$11.20	$9.90
Total Return E,F,G	18.50%	13.13%	(.97)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.59%	1.64%	2.04% J
Expenses net of fee waivers, if any	1.55%	1.55%	1.55% J
Expenses net of all reductions	1.54%	1.55%	1.54% J
Net investment income (loss)	(.21)%	.06%	.15% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,931	$678	$526
Portfolio turnover rate K	56%	38%	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Hedged Equity Fund

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.11	.05
Net realized and unrealized gain (loss)	2.11	1.30	(.10)
Total from investment operations	2.21	1.41	(.05)
Distributions from net investment income	(.08)	(.09)	(.04)
Total distributions	(.08)	(.09)	(.04)
Net asset value, end of period	$13.36	$11.23	$9.91
Total Return D,E	19.69%	14.22%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59%	.61%	1.12% H
Expenses net of fee waivers, if any	.55%	.55%	.55% H
Expenses net of all reductions	.55%	.55%	.54% H
Net investment income (loss)	.79%	1.06%	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$211,131	$219,076	$46,678
Portfolio turnover rate I	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class I

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.11	.05
Net realized and unrealized gain (loss)	2.12	1.30	(.10)
Total from investment operations	2.22	1.41	(.05)
Distributions from net investment income	(.12)	(.09)	(.04)
Total distributions	(.12)	(.09)	(.04)
Net asset value, end of period	$13.33	$11.23	$9.91
Total Return D,E	19.77%	14.22%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.63%	1.04% H
Expenses net of fee waivers, if any	.55%	.55%	.55% H
Expenses net of all reductions	.54%	.55%	.55% H
Net investment income (loss)	.79%	1.06%	1.15% H
Supplemental Data
Net assets, end of period (000 omitted)	$69,997	$984	$497
Portfolio turnover rate I	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class Z

Years ended January 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.12	.05
Net realized and unrealized gain (loss)	2.11	1.29	(.10)
Total from investment operations	2.22	1.41	(.05)
Distributions from net investment income	(.12)	(.08)	(.04)
Total distributions	(.12)	(.08)	(.04)
Net asset value, end of period	$13.34	$11.24	$9.91
Total Return D,E	19.79%	14.30%	(.54)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.53%	.59%	1.01% H
Expenses net of fee waivers, if any	.50%	.50%	.50% H
Expenses net of all reductions	.50%	.50%	.50% H
Net investment income (loss)	.84%	1.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$58,062	$1,311	$720
Portfolio turnover rate I	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Hedged Equity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Hedged Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,664,607
Gross unrealized depreciation	(6,830,868)
Net unrealized appreciation (depreciation)	$75,833,739
Tax Cost	$213,910,210

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(11,195,170)
Net unrealized appreciation (depreciation) on securities and other investments	$75,230,580

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,498,670)
Long-term	(7,696,500)
Total capital loss carryforward	$(11,195,170)

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$2,098,818	$1,544,823

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Hedged Equity Fund	Purchased Options	501,207,796

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Fund	154,662,995	148,042,088
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.55%
Class M	.55%
Class C	.55%
Fidelity Hedged Equity Fund	.55%
Class I	.55%
Class Z	.50%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	3,915	1,672
Class M	.25%	.25%	3,660	3,140
Class C	.75%	.25%	10,916	10,079
			18,491	14,891

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,901
Class M	163
Class CA	4
3,068

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Hedged Equity Fund	1,121

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Fund	270,311	1,335,175	(40,952)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Hedged Equity Fund	147	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.80%	706
Class M	1.05%	316
Class C	1.55%	516
Fidelity Hedged Equity Fund	.55%	99,402
Class I	.55%	2,407
Class Z	.50%	8,168
		111,515

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,257.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Hedged Equity Fund
Distributions to shareholders
Class A	$10,574	$6,146
Class M	1,288	1,668
Class C	2,676	-
Fidelity Hedged Equity Fund	1,503,041	1,521,057
Class I	87,037	7,129
Class Z	494,202	8,823
Total	$2,098,818	$1,544,823
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Hedged Equity Fund
Class A
Shares sold	92,260	21,779	$1,183,010	$227,205
Reinvestment of distributions	796	576	10,574	6,146
Shares redeemed	(28,729)	(40,298)	(347,342)	(425,903)
Net increase (decrease)	64,327	(17,943)	$846,242	$(192,552)
Class M
Shares sold	5,145	7,667	$66,329	$82,888
Reinvestment of distributions	97	156	1,288	1,668
Shares redeemed	(206)	(1,730)	(2,701)	(18,904)
Net increase (decrease)	5,036	6,093	$64,916	$65,652
Class C
Shares sold	90,564	12,925	$1,161,130	$136,244
Reinvestment of distributions	203	-	2,676	-
Shares redeemed	(5,608)	(5,512)	(72,315)	(57,957)
Net increase (decrease)	85,159	7,413	$1,091,491	$78,287
Fidelity Hedged Equity Fund
Shares sold	2,636,035	16,485,931	$33,147,611	$171,136,667
Reinvestment of distributions	109,935	137,835	1,455,813	1,483,791
Shares redeemed	(6,448,266)	(1,832,355)	(82,438,467)	(19,523,269)
Net increase (decrease)	(3,702,296)	14,791,411	$(47,835,043)	$153,097,189
Class I
Shares sold	5,333,559	46,971	$70,665,074	$492,760
Reinvestment of distributions	6,561	664	86,998	7,129
Shares redeemed	(176,214)	(10,199)	(2,293,762)	(110,354)
Net increase (decrease)	5,163,906	37,436	$68,458,310	$389,535
Class Z
Shares sold	6,067,949	45,118	$79,008,322	$467,939
Reinvestment of distributions	30,933	823	410,740	8,823
Shares redeemed	(1,862,935)	(1,976)	(24,591,387)	(20,789)
Net increase (decrease)	4,235,947	43,965	$54,827,675	$455,973
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Hedged Equity Fund	12%	20%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Hedged Equity Fund	44%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Hedged Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Hedged Equity Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from September 1, 2022 (commencement of operations) through January 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 1, 2022 (commencement of operations) through January 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Class A, Class M, Class C, Retail Class, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Retail Class, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Hedged Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class of the fund (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Also at its November 2024 meeting, the Board approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024. The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FDS or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to training and managing investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's class-level unitary management fees rate as well as other fund or class expenses, as applicable, such as fund-paid 12b-1 fees. The Board noted that differences among the classes' net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; and (ii) net total expense comparisons (including acquired fund fees and expenses) of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the mapped group for the 12-month period ended March 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended March 31, 2024.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.80%, 1.05%, 1.55%, 0.55%, 0.50%, and 0.55% through May 31, 2025.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds it oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2025.

1.9905820.102
FHE-ANN-0425
Fidelity® Equity Market Neutral Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity Market Neutral Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 79.1%
	Shares	Value ($)
AUSTRALIA - 2.9%
Materials - 2.9%
Chemicals - 1.3%
Orica Ltd	15,354	166,437
Metals & Mining - 1.6%
BHP Group Ltd (United Kingdom)	8,215	203,563
TOTAL AUSTRALIA		370,000
BERMUDA - 1.5%
Financials - 1.5%
Insurance - 1.5%
RenaissanceRe Holdings Ltd	839	195,135
BRAZIL - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Localiza Rent a Car SA	59	312
CANADA - 4.9%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
TELUS Corp	12,622	183,075
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	2,295	110,379
Materials - 1.2%
Containers & Packaging - 1.2%
CCL Industries Inc Class B	3,126	155,273
Utilities - 1.4%
Electric Utilities - 1.4%
Emera Inc	4,852	184,352
TOTAL CANADA		633,079
CHINA - 5.3%
Consumer Discretionary - 2.4%
Automobile Components - 0.8%
Nexteer Automotive Group Ltd	230,000	105,674
Broadline Retail - 1.6%
PDD Holdings Inc Class A ADR (a)	1,829	204,683
TOTAL CONSUMER DISCRETIONARY		310,357

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,300	74,104
Industrials - 0.9%
Ground Transportation - 0.9%
Full Truck Alliance Co Ltd ADR	10,013	112,746
Utilities - 1.5%
Gas Utilities - 1.5%
ENN Energy Holdings Ltd	27,900	188,163
TOTAL CHINA		685,370
DENMARK - 1.9%
Consumer Discretionary - 0.6%
Household Durables - 0.6%
GN Store Nord AS (a)	3,823	78,763
Health Care - 1.3%
Biotechnology - 1.3%
Ascendis Pharma A/S ADR (a)	1,242	162,280
TOTAL DENMARK		241,043
FINLAND - 1.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Elisa Oyj A Shares	1,444	62,227
Materials - 0.8%
Paper & Forest Products - 0.8%
Stora Enso Oyj R Shares	9,102	100,807
TOTAL FINLAND		163,034
FRANCE - 1.9%
Communication Services - 1.3%
Media - 1.3%
IPSOS SA	3,467	164,799
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	485	84,721
TOTAL FRANCE		249,520
GERMANY - 1.2%
Industrials - 1.2%
Air Freight & Logistics - 1.2%
Deutsche Post AG	4,466	160,789
INDONESIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Nickel Industries Ltd	338,096	157,641
ITALY - 1.6%
Consumer Discretionary - 1.6%
Automobile Components - 1.1%
Pirelli & C SpA (b)(c)	23,920	144,520
Household Durables - 0.5%
De' Longhi SpA	1,804	63,780
TOTAL ITALY		208,300
JAPAN - 6.3%
Consumer Discretionary - 1.1%
Automobile Components - 0.4%
Nifco Inc/Japan	2,300	54,966
Automobiles - 0.7%
Yamaha Motor Co Ltd	11,000	92,022
TOTAL CONSUMER DISCRETIONARY		146,988

Industrials - 3.2%
Machinery - 3.2%
Makita Corp	8,200	242,494
Miura Co Ltd	7,300	175,912
		418,406
Materials - 2.0%
Chemicals - 2.0%
Kuraray Co Ltd	17,400	254,738
TOTAL JAPAN		820,132
NETHERLANDS - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
TKH Group NV depository receipt	2,270	83,787
NORWAY - 1.5%
Financials - 1.5%
Insurance - 1.5%
Storebrand ASA A Shares	16,202	191,097
SPAIN - 2.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (b)(c)	2,388	79,982
Industrials - 1.6%
Machinery - 1.6%
Fluidra SA	7,857	202,793
TOTAL SPAIN		282,775
SWEDEN - 1.4%
Consumer Discretionary - 1.4%
Automobile Components - 1.4%
Autoliv Inc	1,824	176,308
SWITZERLAND - 0.7%
Information Technology - 0.7%
Software - 0.7%
Temenos AG	1,118	95,688
TAIWAN - 3.5%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Far EasTone Telecommunications Co Ltd	71,000	189,065
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd	8,000	265,142
TOTAL TAIWAN		454,207
THAILAND - 1.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
True Corp PCL depository receipt (a)	267,600	92,304
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
CP ALL PCL	88,600	135,977
TOTAL THAILAND		228,281
UNITED KINGDOM - 1.6%
Utilities - 1.6%
Multi-Utilities - 1.6%
Centrica PLC	116,383	205,632
UNITED STATES - 35.9%
Communication Services - 4.0%
Entertainment - 1.7%
Roku Inc Class A (a)	2,607	215,755
Interactive Media & Services - 2.3%
Meta Platforms Inc Class A	434	299,104
TOTAL COMMUNICATION SERVICES		514,859

Consumer Discretionary - 4.0%
Hotels, Restaurants & Leisure - 2.2%
Expedia Group Inc Class A (a)	1,642	280,700
Specialty Retail - 1.0%
Foot Locker Inc (a)	3,120	62,556
Valvoline Inc (a)	1,874	69,544
		132,100
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp	1,210	108,416
TOTAL CONSUMER DISCRETIONARY		521,216

Consumer Staples - 0.9%
Food Products - 0.9%
Darling Ingredients Inc (a)	2,953	110,619
Energy - 1.0%
Energy Equipment & Services - 1.0%
Valaris Ltd (a)	2,720	130,397
Financials - 9.9%
Banks - 5.4%
Comerica Inc	2,115	142,382
JPMorgan Chase & Co	976	260,885
Wells Fargo & Co	3,769	296,997
		700,264
Capital Markets - 2.2%
Morgan Stanley	2,046	283,228
Financial Services - 2.3%
Apollo Global Management Inc	1,755	300,070
TOTAL FINANCIALS		1,283,562

Health Care - 6.1%
Biotechnology - 0.9%
CSL Ltd	672	116,016
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (a)	1,064	108,911
Insulet Corp (a)	1,033	287,567
		396,478
Health Care Providers & Services - 0.3%
Guardant Health Inc (a)	878	41,248
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co	3,924	231,320
TOTAL HEALTH CARE		785,062

Industrials - 5.6%
Aerospace & Defense - 1.9%
L3Harris Technologies Inc	1,136	240,843
Air Freight & Logistics - 1.8%
FedEx Corp	863	228,583
Building Products - 1.3%
Fortune Brands Innovations Inc	2,399	171,936
Professional Services - 0.6%
TransUnion	907	90,020
TOTAL INDUSTRIALS		731,382

Information Technology - 2.4%
IT Services - 1.0%
Cognizant Technology Solutions Corp Class A	1,549	127,963
Software - 1.4%
Autodesk Inc (a)	597	185,870
TOTAL INFORMATION TECHNOLOGY		313,833

Materials - 1.4%
Metals & Mining - 1.4%
Steel Dynamics Inc	1,379	176,788
Real Estate - 0.6%
Residential REITs - 0.6%
Sun Communities Inc	719	90,954
TOTAL UNITED STATES		4,658,672
TOTAL COMMON STOCKS (Cost $9,737,381)		10,260,802

Money Market Funds - 21.4%
	Yield (%)	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class (d) (Cost $2,776,603)	4.44	2,776,603	2,777,158

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $12,513,984)	13,037,960
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(61,881)
NET ASSETS - 100.0%	12,976,079

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

SEK	136,000	USD	12,212	HSBC Bank PLC	2/21/25	65
USD	235,489	DKK	1,701,000	JPMorgan Chase Bank NA	2/21/25	(1,188)
USD	1,062,986	EUR	1,030,000	JPMorgan Chase Bank NA	2/21/25	(6,306)
USD	293,192	HKD	2,282,000	JPMorgan Chase Bank NA	2/21/25	201
AUD	36,000	USD	22,440	Goldman Sachs International	2/21/25	(58)
USD	253,249	CNY	1,858,000	Goldman Sachs International	2/21/25	(3,260)
USD	405,299	GBP	332,000	UBS AG	2/21/25	(6,328)
USD	2,619	GBP	2,110	HSBC Bank PLC	2/03/25	3
SEK	38,000	USD	3,457	JPMorgan Chase Bank NA	2/21/25	(27)
USD	94,802	EUR	91,000	JPMorgan Chase Bank NA	2/21/25	331
GBP	21,000	USD	26,132	Goldman Sachs International	2/21/25	(95)
USD	448,653	AUD	723,000	Goldman Sachs International	2/21/25	(860)
HKD	157,000	USD	20,165	HSBC Bank PLC	2/21/25	(7)
SEK	93,000	USD	8,491	JPMorgan Chase Bank NA	2/21/25	(95)
THB	212,000	USD	6,245	JPMorgan Chase Bank NA	2/21/25	37
USD	5,834	SEK	64,000	JPMorgan Chase Bank NA	2/21/25	56
USD	8,966	TWD	295,000	Morgan Stanley	2/21/25	3
EUR	65,000	USD	67,888	UBS AG	2/21/25	(408)
USD	880	AUD	1,416	UBS AG	2/03/25	0
USD	3,983	GBP	3,202	UBS AG	2/03/25	13
USD	23,380	HKD	182,110	HSBC Bank PLC	2/03/25	8
USD	21,881	JPY	3,371,000	HSBC Bank PLC	2/03/25	146
USD	9,264	SEK	102,000	HSBC Bank PLC	2/21/25	56
USD	815,429	JPY	127,358,000	JPMorgan Chase Bank NA	2/21/25	(7,231)
USD	65,109	JPY	10,117,000	JPMorgan Chase Bank NA	2/21/25	(241)
USD	7,326	THB	248,000	Goldman Sachs International	2/21/25	(23)
CHF	6,000	USD	6,584	UBS AG	2/21/25	16
DKK	92,000	USD	12,856	UBS AG	2/21/25	(55)
USD	116,726	THB	4,047,000	UBS AG	2/21/25	(3,191)
AUD	10,595	USD	6,585	JPMorgan Chase Bank NA	2/03/25	2
GBP	80	USD	100	JPMorgan Chase Bank NA	2/03/25	0
USD	899	SEK	10,000	JPMorgan Chase Bank NA	2/21/25	(4)
USD	874	HKD	6,812	Morgan Stanley	2/03/25	0
TWD	455,000	USD	13,893	Goldman Sachs International	2/21/25	(67)
TWD	422,000	USD	12,911	Goldman Sachs International	2/21/25	(88)
GBP	1,501	USD	1,868	UBS AG	2/03/25	(7)
USD	7,038	THB	243,000	UBS AG	2/21/25	(162)
GBP	1,515	USD	1,888	JPMorgan Chase Bank NA	2/04/25	(10)
SEK	60,000	USD	5,376	JPMorgan Chase Bank NA	2/21/25	41
USD	7,012	SEK	77,000	JPMorgan Chase Bank NA	2/21/25	61
TWD	509,000	USD	15,597	Goldman Sachs International	2/21/25	(131)
USD	27,320	GBP	22,000	Goldman Sachs International	2/21/25	43
USD	11,006	THB	370,000	Goldman Sachs International	2/21/25	42
AUD	160	USD	100	UBS AG	2/03/25	(1)
USD	12,166	DKK	87,000	UBS AG	2/21/25	61
USD	1,594	EUR	1,536	HSBC Bank PLC	2/03/25	0
SEK	44,000	USD	3,988	JPMorgan Chase Bank NA	2/21/25	(16)
SEK	31,000	USD	2,822	JPMorgan Chase Bank NA	2/21/25	(24)
USD	13,428	NOK	151,000	JPMorgan Chase Bank NA	2/21/25	87
USD	612,794	CAD	878,000	Goldman Sachs International	2/21/25	8,277
USD	94,696	CHF	86,000	Goldman Sachs International	2/21/25	99
USD	16,251	CNY	118,000	UBS AG	2/21/25	(39)
SEK	28,000	USD	2,551	HSBC Bank PLC	2/21/25	(23)
SEK	102,227	USD	9,274	HSBC Bank PLC	2/03/25	(55)
USD	20,312	HKD	158,000	HSBC Bank PLC	2/21/25	26
USD	92,312	TWD	3,047,000	HSBC Bank PLC	2/21/25	(272)
TWD	344,000	USD	10,440	JPMorgan Chase Bank NA	2/21/25	13
USD	32,679	CAD	47,000	JPMorgan Chase Bank NA	2/21/25	319
USD	12,017	NOK	136,000	JPMorgan Chase Bank NA	2/21/25	2
USD	2,717	SEK	30,000	JPMorgan Chase Bank NA	2/21/25	8
SEK	65,000	USD	5,913	Goldman Sachs International	2/21/25	(45)
USD	99,808	EUR	96,000	Goldman Sachs International	2/21/25	146
USD	168,731	NOK	1,915,000	Goldman Sachs International	2/21/25	(454)
USD	14,400	CHF	13,000	UBS AG	2/21/25	100

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(20,509)
Unrealized Appreciation						10,262
Unrealized Depreciation						(30,771)

Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation (Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark ranging from .48% to 4.35% plus or minus a specified spread ranging from (.25)% to .22% on short/long CFDs, respectively.	Monthly	UBS AG	Jun to Aug 2027	1,600,611	(8,156)	1,775	(6,381)
Description	Shares	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
TOKIO MARINE HOLDINGS INC	2,400	79,160	(757)	0.09	JPY	TONAR	Common Stock	Insurance
ADVANCE AUTO PARTS INC	(1,448)	(70,228)	(87)	0.01	USD	SOFR-1D	Common Stock	Specialty Retail
AENA SME SA	(777)	(167,983)	(3,876)	0.48	EUR	ESTR-1D	Common Stock	Transportation Infrastructure
BAXTER INTL INC	(4,455)	(145,055)	(490)	0.06	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
BLACKSTONE INC	(806)	(142,751)	7,763	(0.95)	USD	SOFR-1D	Common Stock	Capital Markets
CHUNGHWA TELECOM CO LTD	(57,000)	(216,154)	(1,253)	0.15	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
HALOZYME THERAPEUTICS INC	(2,525)	(143,016)	(2,197)	0.27	USD	SOFR-1D	Common Stock	Biotechnology
HOWMET AEROSPACE INC	(2,169)	(274,552)	976	(0.12)	USD	SOFR-1D	Common Stock	Aerospace & Defense
PROCORE TECHNOLOGIES INC	(2,924)	(232,633)	(4,591)	0.56	USD	SOFR-1D	Common Stock	Software
RTX CORP	(1,001)	(129,079)	(3,644)	0.45	USD	SOFR-1D	Common Stock	Aerospace & Defense
			(8,156)

Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark ranging from .48% to 4.70% plus or minus a specified spread ranging from (3.5)% to .31% on short/long CFDs, respectively.	Monthly	Goldman Sachs International	Mar 2039 to Jan 2040	6,183,236	49,337	(2,677)	46,660

Description	Shares	Notional Value ($)	Unrealized Appreciation/(Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
DEXCOM INC	1,732	150,390	(1,368)	(0.03)	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
ANTOFAGASTA PLC	(2,885)	(61,705)	(1,168)	(0.02)	GBP	SONIA	Common Stock	Metals & Mining
AT&T INC	(9,956)	(236,256)	2,887	0.06	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
BANK OF QUEENSLAND LTD	(43,185)	(186,027)	(2,387)	(0.05)	AUD	BBSW-1M	Common Stock	Banks
CARLYLE GROUP INC (THE)	(3,774)	(211,948)	566	0.01	USD	SOFR-1D	Common Stock	Capital Markets
CK INFRASTRUCTURE HOLDINGS LTD	(16,000)	(108,831)	3,286	0.07	HKD	HIBOR-1M	Common Stock	Electric Utilities
CME GROUP INC CL A	(799)	(188,979)	(479)	(0.01)	USD	SOFR-1D	Common Stock	Capital Markets
CRH PLC	(2,821)	(281,500)	(1,466)	(0.03)	GBP	SONIA	Common Stock	Construction Materials
DAYFORCE INC	(1,411)	(99,814)	(240)	(0.00)	USD	SOFR-1D	Common Stock	Professional Services
DECKERS OUTDOOR CORP	(1,354)	(240,146)	61,946	1.26	USD	SOFR-1D	Common Stock	Textiles, Apparel & Luxury Goods
DELIVERY HERO SE	(6,114)	(158,376)	3,937	0.08	EUR	ESTR-1D	Common Stock	Hotels, Restaurants & Leisure
DELTA ELECTRONICS THAI-NVDR	(27,300)	(100,997)	7,944	0.16	USD	SOFR-1D	Common Stock	Electronic Equipment, Instruments & Components
DR HORTON INC	(1,105)	(156,800)	4,453	0.09	USD	SOFR-1D	Common Stock	Household Durables
DRIVEN BRANDS HOLDINGS INC	(4,852)	(80,107)	1,407	0.03	USD	SOFR-1D	Common Stock	Commercial Services & Supplies
EDP RENOVAVEIS SA	(2,424)	(22,720)	(240)	(0.00)	EUR	ESTR-1D	Common Stock	Independent Power and Renewable Electricity Producers
FIFTH THIRD BANCORP	(4,095)	(181,449)	737	0.01	USD	SOFR-1D	Common Stock	Banks
FORD MOTOR CO	(7,686)	(77,475)	615	0.01	USD	SOFR-1D	Common Stock	Automobiles
HUHTAMAKI OYJ	(1,672)	(61,888)	799	0.02	EUR	ESTR-1D	Common Stock	Containers & Packaging
INCYTE CORP	(2,741)	(203,273)	(1,069)	(0.02)	USD	SOFR-1D	Common Stock	Biotechnology
INTL BUS MACH CORP	(500)	(127,850)	1,285	0.03	USD	SOFR-1D	Common Stock	IT Services
LULULEMON ATHLETICA INC	(318)	(131,716)	2,213	0.04	USD	SOFR-1D	Common Stock	Textiles, Apparel & Luxury Goods
MARKETAXESS HLDGS INC	(666)	(146,940)	(1,905)	(0.04)	USD	SOFR-1D	Common Stock	Capital Markets
MEDTRONIC PLC	(2,989)	(271,461)	3,497	0.07	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
MINERAL RESOURCES LTD	(820)	(17,493)	987	0.02	AUD	BBSW-1M	Common Stock	Metals & Mining
NEC CORP	(2,700)	(267,783)	(33,869)	(0.69)	JPY	TONAR	Common Stock	IT Services
NIO INC ADR	(15,057)	(65,046)	1,807	0.04	USD	SOFR-1D	Common Stock	Automobiles
PEARSON PLC	(17,274)	(286,589)	(5,934)	(0.12)	GBP	SONIA	Common Stock	Diversified Consumer Services
PERFORMANCE FOOD GROUP CO	(2,182)	(197,056)	1,353	0.03	USD	SOFR-1D	Common Stock	Consumer Staples Distribution & Retail
PRICE (T ROWE)GROUP INC	(1,445)	(168,949)	(1,488)	(0.03)	USD	SOFR-1D	Common Stock	Capital Markets
RH	(392)	(164,291)	5,508	0.11	USD	SOFR-1D	Common Stock	Specialty Retail
SANDFIRE RESOURCES LTD	(1,699)	(10,304)	5	0.00	AUD	BBSW-1M	Common Stock	Metals & Mining
SITC INTL HOLDINGS CO LTD	(68,000)	(162,322)	(873)	(0.02)	HKD	HIBOR-1M	Common Stock	Marine Transportation
SOCIONEXT INC	(9,800)	(151,873)	1,471	0.03	JPY	TONAR	Common Stock	Semiconductors & Semiconductor Equipment
SONIC HEALTHCARE LTD	(1,475)	(25,912)	332	0.01	AUD	BBSW-1M	Common Stock	Health Care Providers & Services
TEXAS INSTRUMENTS INC	(988)	(182,395)	652	0.01	USD	SOFR-1D	Common Stock	Semiconductors & Semiconductor Equipment
TOYODA GOSEI CO	(9,100)	(162,637)	(8,746)	(0.18)	JPY	TONAR	Common Stock	Automobile Components
TREX CO INC	(1,741)	(126,797)	2,141	0.04	USD	SOFR-1D	Common Stock	Building Products
VALEO SA	(17,763)	(199,476)	2,484	0.05	EUR	ESTR-1D	Common Stock	Automobile Components
VOLKSWAG PFD PERP	(2,815)	(287,034)	(2,252)	(0.05)	EUR	ESTR-1D	Preferred Stock	Automobiles
WATCHES OF SWITZERLAND GROUP LTD	(3,120)	(22,244)	(1,938)	(0.04)	GBP	SONIA	Common Stock	Specialty Retail
WESTPAC BANKING CORP	(938)	(19,462)	102	0.00	AUD	BBSW-1M	Common Stock	Banks
WEX INC	(973)	(178,925)	2,345 49,337	0.05	USD	SOFR-1D	Common Stock	Financial Services
Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark ranging from 2.73% to 4.70% plus or minus a specified spread ranging from .08% to .28% on short/long CFDs, respectively.	Monthly	HSBC Bank PLC	Oct 2025	673,970	(8,976)	89	(8,887)
Description	Shares	Notional Value ($)	Unrealized Appreciation/(Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
DESCARTES SYS GROUP INC	(773)	(89,537)	15	(0.00)	USD	SOFR-1D	Common Stock	Software
DSV A/S	(874)	(174,113)	2,157	(0.24)	DKK	CIBOR-1M	Common Stock	Air Freight & Logistics
EDP RENOVAVEIS SA	(9,018)	(84,525)	4,275	(0.48)	EUR	ESTR-1D	Common Stock	Independent Power and Renewable Electricity Producers
ENEL (ENTE NAZ ENERG ELET) SPA	(18,625)	(132,381)	(3,704)	0.41	EUR	ESTR-1D	Common Stock	Electric Utilities
WEIR GROUP PLC	(6,430)	(193,414)	(11,719)	1.31	GBP	SONIA	Common Stock	Machinery
			(8,976)

Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark ranging from .45% to 4.70% plus or minus a specified spread ranging from (2.42)% to .25% on short/long CFDs, respectively.	Monthly	JP Morgan Chase Bank NA	Jul 2029 to Dec 2029	4,102,711	(35,881)	(2,675)	(38,556)
Description	Shares	Notional Value ($)	Unrealized Appreciation/(Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
AUCTION TECHNOLOGY GROUP PLC	8,007	61,354	8,374	(0.23)	GBP	SONIA	Common Stock	Diversified Consumer Services
HARMONIC DRIVE SYSTEMS INC	5,300	152,252	16,674	(0.46)	JPY	TONAR	Common Stock	Machinery
NATIONAL GRID PLC	5,505	66,783	4,231	(0.12)	GBP	SONIA	Common Stock	Multi-Utilities
RESORTTRUST INC	12,600	264,117	18,587	(0.52)	JPY	TONAR	Common Stock	Hotels, Restaurants & Leisure
SERCO GROUP PLC	53,512	103,107	5,080	(0.14)	GBP	SONIA	Common Stock	Commercial Services & Supplies
SIMPLEX HOLDINGS INC	9,100	169,992	31,226	(0.87)	JPY	TONAR	Common Stock	IT Services
SSE PLC	10,225	205,988	9,928	(0.28)	GBP	SONIA	Common Stock	Electric Utilities
ABB LTD	(4,145)	(225,705)	(4,270)	0.12	CHF	SARON-1D	Common Stock	Electrical Equipment
ASAHI GROUP HOLDINGS LTD	(21,600)	(233,957)	(10,278)	0.29	JPY	TONAR	Common Stock	Beverages
BIOCRYST PHARMACEUTICALS INC	(9,496)	(75,018)	(6,362)	0.18	USD	SOFR-1D	Common Stock	Biotechnology
CANADIAN TIRE LTD A PHYS DELIVERY	(672)	(75,655)	(692)	0.02	CAD	CORRA	Common Stock	Broadline Retail
CHUGAI PHARMACEUTICAL CO LTD	(3,800)	(163,837)	1,161	(0.03)	JPY	TONAR	Common Stock	Pharmaceuticals
CHUNGHWA TELECOM CO LTD	(9,000)	(34,130)	(711)	0.02	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
CK INFRASTRUCTURE HOLDINGS LTD	(4,000)	(27,208)	539	(0.02)	HKD	HIBOR-1M	Common Stock	Electric Utilities
CLARIANT AG (REG)	(9,894)	(111,678)	(2,404)	0.07	CHF	SARON-1D	Common Stock	Chemicals
FLOOR & DECOR HOLDINGS INC	(1,118)	(111,912)	(4,595)	0.13	USD	SOFR-1D	Common Stock	Specialty Retail
GEBERIT AG (REG)	(136)	(76,276)	(2,440)	0.07	CHF	SARON-1D	Common Stock	Building Products
GFL ENVIRONMENTAL INC	(2,066)	(89,131)	4	(0.00)	CAD	CORRA	Common Stock	Commercial Services & Supplies
MINERAL RESOURCES LTD	(5,239)	(111,766)	2,549	(0.07)	AUD	BBSW-1M	Common Stock	Metals & Mining
MITSUBISHI HEAVY INDS LTD	(12,100)	(177,086)	(8,017)	0.22	JPY	TONAR	Common Stock	Machinery
OTSUKA HOLDINGS CO LTD	(3,200)	(167,095)	(706)	0.02	JPY	TONAR	Common Stock	Pharmaceuticals
POWERCHIP SEMICONDUCTOR MANUFACTURING CORP	(276,000)	(165,234)	(51,501)	1.44	USD	SOFR-1D	Common Stock	Semiconductors & Semiconductor Equipment
SANDFIRE RESOURCES LTD	(13,218)	(80,164)	(2,329)	0.06	AUD	BBSW-1M	Common Stock	Metals & Mining
SITC INTL HOLDINGS CO LTD	(14,000)	(33,419)	2,301	(0.06)	HKD	HIBOR-1M	Common Stock	Marine Transportation
SOLVENTUM CORP	(2,360)	(174,782)	(9,133)	0.25	USD	SOFR-1D	Common Stock	Health Care Equipment & Supplies
SONIC HEALTHCARE LTD	(8,472)	(148,834)	(3,334)	0.09	AUD	BBSW-1M	Common Stock	Health Care Providers & Services
SUN LIFE FINANCIAL INC	(4,178)	(240,933)	(3,386)	0.09	CAD	CORRA	Common Stock	Insurance
TOYODA GOSEI CO	(1,600)	(28,595)	(1,213)	0.03	JPY	TONAR	Common Stock	Automobile Components
VERBUND AG	(1,136)	(87,326)	(4,014)	0.11	EUR	ESTR-1D	Common Stock	Electric Utilities
WEIBO CORP SPON ADR	(12,888)	(126,560)	(6,315)	0.18	USD	SOFR-1D	Common Stock	Interactive Media & Services
WESTPAC BANKING CORP	(5,468)	(113,455)	(5,154)	0.14	AUD	BBSW-1M	Common Stock	Banks
ZURICH INSURANCE GROUP AG	(329)	(199,362)	(9,681)	0.27	CHF	SARON-1D	Common Stock	Insurance
			(35,881)

Total Return Swaps
Fund Receives/Pays	Payment Frequency	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on a benchmark ranging from .43% to 4.61% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively.	Monthly	Morgan Stanley	Jun 2026 to Nov 2026	3,212,531	44,917	9,388	54,305
Description	Shares	Notional Value ($)	Unrealized Appreciation/(Depreciation) ($)	Percentage of Swap Value (%)	Currency	Benchmark	Investment Type	Industry
CONTINENTAL AG	2,269	161,265	10,185	0.23	EUR	ESTR-1D	Common Stock	Automobile Components
FORVIA	14,533	152,801	19,994	0.45	EUR	ESTR-1D	Common Stock	Automobile Components
NN GROUP NV	3,356	154,475	6,960	0.15	EUR	ESTR-1D	Common Stock	Insurance
ROCHE HOLDINGS AG (GENUSSCHEINE)	644	202,456	21,891	0.49	CHF	SARON-1D	Common Stock	Pharmaceuticals
SIEMENS ENERGY AG	6,263	372,631	42,072	0.94	EUR	ESTR-1D	Common Stock	Electrical Equipment
SIKA AG	325	82,538	5,548	0.12	CHF	SARON-1D	Common Stock	Chemicals
SOPRA STERIA GROUP	486	90,550	5,543	0.12	EUR	ESTR-1D	Common Stock	IT Services
SWISS RE LTD	843	129,030	7,636	0.17	CHF	SARON-1D	Common Stock	Insurance
TELE2 AB B SHS	13,987	155,603	15,039	0.33	SEK	STIBO-1M	Common Stock	Wireless Telecommunication Services
AENA SME SA	(346)	(74,803)	(2,385)	(0.05)	EUR	ESTR-1D	Common Stock	Transportation Infrastructure
CASEY GENERAL STORES	(283)	(119,361)	(6,747)	(0.15)	USD	SOFR-1D	Common Stock	Consumer Staples Distribution & Retail
DR ING HC F PORSCHE AG PFD	(1,961)	(124,855)	(6,464)	(0.14)	EUR	ESTR-1D	Preferred Stock	Automobiles
EQUINOR ASA	(8,287)	(199,582)	4,443	0.10	NOK	NIBOR-1M	Common Stock	Oil, Gas & Consumable Fuels
FIRST QUANTUM MINERALS LTD	(6,446)	(80,678)	4,109	0.09	CAD	CABROVER-1D	Common Stock	Metals & Mining
HEXAGON AB SER B	(23,327)	(270,074)	(46,805)	(1.04)	SEK	STIBO-1M	Common Stock	Electronic Equipment, Instruments & Components
KONE OYJ B	(2,313)	(119,975)	(5,292)	(0.12)	EUR	ESTR-1D	Common Stock	Machinery
POWER CORP OF CANADA SUB VTG	(2,888)	(87,533)	(353)	(0.01)	CAD	CABROVER-1D	Common Stock	Insurance
SVENSKA CELLULOSA AB CL B	(9,072)	(125,020)	(9,065)	(0.20)	SEK	STIBO-1M	Common Stock	Paper & Forest Products
TELEFONICA SA	(13,326)	(54,294)	889	0.02	EUR	ESTR-1D	Common Stock	Diversified Telecommunication Services
UNIVERSAL MUSIC GROUP NV	(9,797)	(273,262)	(26,295)	(0.59)	EUR	ESTR-1D	Common Stock	Entertainment
VERIZON COMMUNICATIONS INC	(4,614)	(181,745)	4,014	0.09	USD	SOFR-1D	Common Stock	Diversified Telecommunication Services
			44,917

Benchmark Abbreviations

BBSW-1M	Bank Bill Swap Rate
CABROVER-1D	Bank of Canada Overnight Lending Rate
CIBOR-1M	Copenhagen Interbank Offered Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Inter-Bank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
DKK	-	Danish Kronen
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krona
SEK	-	Swedish Krona
THB	-	Thailand Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,502 or 1.7% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $224,502 or 1.7% of net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	10,000,000	10,000,000	2,979	-	-	-	-	0.0%
Total	-	10,000,000	10,000,000	2,979	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,286,311	924,960	361,351	-
Consumer Discretionary	1,552,311	1,405,323	146,988	-
Consumer Staples	246,596	110,619	135,977	-
Energy	130,397	130,397	-	-
Financials	1,669,794	1,669,794	-	-
Health Care	1,021,446	831,326	190,120	-
Industrials	1,710,215	1,131,020	579,195	-
Information Technology	674,663	409,521	265,142	-
Materials	1,299,968	535,624	764,344	-
Real Estate	90,954	90,954	-	-
Utilities	578,147	578,147	-	-

Money Market Funds	2,777,158	2,777,158	-	-
Total Investments in Securities:	13,037,960	10,594,843	2,443,117	-
Derivative Instruments:

Assets
Swaps	100,965	-	100,965	-
Forward Foreign Currency Contracts	10,262	-	10,262	-
Total Assets	111,227	-	111,227	-

Liabilities
Swaps	(53,824)	-	(53,824)	-
Forward Foreign Currency Contracts	(30,771)	-	(30,771)	-
Total Liabilities	(84,595)	-	(84,595)	-
Total Derivative Instruments:	26,632	-	26,632	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Swaps (a)	100,965	(53,824)
Total Equity Risk	100,965	(53,824)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	10,262	(30,771)
Total Foreign Exchange Risk	10,262	(30,771)
Total Value of Derivatives	111,227	(84,595)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Goldman Sachs International	55,267	(5,081)	-	-	50,186
HSBC Bank PLC	304	(9,244)	-	-	(8,940)
JPMorgan Chase Bank NA	1,158	(53,698)	-	-	(52,540)
Morgan Stanley	54,308	-	-	-	54,308
UBS AG	190	(16,572)	-	-	(16,382)
Total	$111,227	$(84,595)	$-	$-	$26,632

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $12,513,984):		$13,037,960
Foreign currency held at value (cost $51,037)		50,909
Receivable for investments sold		71,583
Unrealized appreciation on forward foreign currency contracts		10,262
Receivable for fund shares sold		1,254
Dividends receivable		11,921
Bi-lateral OTC swaps, at value		100,965
Prepaid expenses		42,012
Receivable from investment adviser for expense reductions		20,669
Total assets		13,347,535
Liabilities
Payable to custodian bank	$179,061
Unrealized depreciation on forward foreign currency contracts	30,771
Payable for unsettled total return swaps	9,088
Payable for fund shares redeemed	3,235
Bi-lateral OTC swaps, at value	53,824
Accrued management fee	10,711
Distribution and service plan fees payable	1,416
Audit fee payable	72,676
Other payables and accrued expenses	10,674
Total liabilities		371,456
Net Assets		$12,976,079
Net Assets consist of:
Paid in capital		$12,619,424
Total accumulated earnings (loss)		356,655
Net Assets		$12,976,079

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,015,039 ÷ 104,175 shares)(a)		$9.74
Maximum offering price per share (100/94.25 of $9.74)		$10.33
Class M :
Net Asset Value and redemption price per share ($972,884 ÷ 100,000 shares)(a)		$9.73
Maximum offering price per share (100/96.50 of $9.73)		$10.08
Class C :
Net Asset Value and offering price per share ($969,938 ÷ 100,000 shares)(a)		$9.70
Fidelity Equity Market Neutral Fund :
Net Asset Value, offering price and redemption price per share ($8,025,560 ÷ 822,422 shares)		$9.76
Class I :
Net Asset Value, offering price and redemption price per share ($1,016,533 ÷ 104,171 shares)		$9.76
Class Z :
Net Asset Value, offering price and redemption price per share ($976,125 ÷ 100,000 shares)		$9.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 25, 2024 (commencement of operations) through January 31, 2025
Investment Income
Dividends		$81,851
Special dividends		102,391
Income from Fidelity Central Funds		2,979
Income before foreign taxes withheld		$187,221
Less foreign taxes withheld		(5,185)
Total income		182,036
Expenses
Management fee	$67,797
Distribution and service plan fees	10,200
Custodian fees and expenses	5,021
Independent trustees' fees and expenses	2,549
Registration fees	78,768
Audit fees	80,321
Total expenses before reductions	244,656
Expense reductions	(161,077)
Total expenses after reductions		83,579
Net Investment income (loss)		98,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(145,806)
Forward foreign currency contracts	208,498
Foreign currency transactions	4,684
Swaps	(925,416)
Total net realized gain (loss)		(858,040)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	523,976
Forward foreign currency contracts	(20,509)
Assets and liabilities in foreign currencies	(292)
Swaps	47,141
Total change in net unrealized appreciation (depreciation)		550,316
Net gain (loss)		(307,724)
Net increase (decrease) in net assets resulting from operations		$(209,267)
Statement of Changes in Net Assets

For the period June 25, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,457
Net realized gain (loss)	(858,040)
Change in net unrealized appreciation (depreciation)	550,316
Net increase (decrease) in net assets resulting from operations	(209,267)
Share transactions - net increase (decrease)	13,185,346
Total increase (decrease) in net assets	12,976,079

Net Assets
Beginning of period	-
End of period	$12,976,079

Financial Highlights
Fidelity Advisor® Equity Market Neutral Fund Class A

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08 D
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.26)
Net asset value, end of period	$9.74
Total Return E,F,G	(2.60) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.25% J,K
Expenses net of fee waivers, if any	1.36 % K
Expenses net of all reductions	1.34% K
Net investment income (loss)	.74% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,015
Portfolio turnover rate L	78 % K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.16)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class M

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06 D
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.27)
Net asset value, end of period	$9.73
Total Return E,F,G	(2.70) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.50% J,K
Expenses net of fee waivers, if any	1.61 % K
Expenses net of all reductions	1.59% K
Net investment income (loss)	.49% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$973
Portfolio turnover rate L	78 % K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.42)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class C

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03 D
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.30)
Net asset value, end of period	$9.70
Total Return E,F,G	(3.00) %
Ratios to Average Net Assets C,H,I
Expenses before reductions	4.00% J,K
Expenses net of fee waivers, if any	2.12 % K
Expenses net of all reductions	2.09% K
Net investment income (loss)	(.02)% D,K
Supplemental Data
Net assets, end of period (000 omitted)	$970
Portfolio turnover rate L	78 % K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.92)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Market Neutral Fund

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09 D
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return E,F	(2.40) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.97% I,J
Expenses net of fee waivers, if any	1.11 % J
Expenses net of all reductions	1.08% J
Net investment income (loss)	.99% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$8,026
Portfolio turnover rate K	78 % J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .09%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class I

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09 D
Net realized and unrealized gain (loss)	(.33)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return E,F	(2.40) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.00% I,J
Expenses net of fee waivers, if any	1.11 % J
Expenses net of all reductions	1.08% J
Net investment income (loss)	.99% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,017
Portfolio turnover rate K	78 % J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .09%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class Z

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10 D
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.24)
Net asset value, end of period	$9.76
Total Return E,F	(2.40) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.95% I,J
Expenses net of fee waivers, if any	1.06 % J
Expenses net of all reductions	1.03% J
Net investment income (loss)	1.04% D,J
Supplemental Data
Net assets, end of period (000 omitted)	$976
Portfolio turnover rate K	78 % J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .14%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Equity Market Neutral Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class M, Class C, Fidelity Equity Market Neutral Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contracts for difference, passive foreign investment companies (PFIC), net operating losses and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$968,461
Gross unrealized depreciation	(466,076)
Net unrealized appreciation (depreciation)	$502,385
Tax Cost	$12,529,122

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(145,806)
Net unrealized appreciation (depreciation) on securities and other investments	$502,461

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(145,806)
Total capital loss carryforward	$(145,806)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Equity Market Neutral Fund
Equity Risk
Swaps	(925,416)	47,141
Total Equity Risk	(925,416)	47,141
Foreign Exchange Risk
Forward Foreign Currency Contracts	208,498	(20,509)
Total Foreign Exchange Risk	208,498	(20,509)
Totals	(716,918)	26,632

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Equity Market Neutral Fund	5,568,551

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Equity Market Neutral Fund	14,713,048

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Market Neutral Fund	14,105,393	4,221,563
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	1.00%
Class M	1.00%
Class C	1.00%
Fidelity Equity Market Neutral Fund	1.00%
Class I	1.00%
Class Z	.95%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,469	1,463
Class M	.25%	.25%	2,914	2,914
Class C	.75%	.25%	5,817	5,817
			10,200	10,194

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
The investment adviser  contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.35%	13,867
Class M	1.60%	13,755
Class C	2.10%	13,711
Fidelity Equity Market Neutral Fund	1.10%	90,352
Class I	1.10%	13,895
Class Z	1.05%	13,802
		159,382

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,695.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended January 31, 2025 A	Year ended January 31, 2025 A
Fidelity Equity Market Neutral Fund
Class A
Shares sold	104,175	$1,040,000
Net increase (decrease)	104,175	$1,040,000
Class M
Shares sold	100,000	$1,000,004
Net increase (decrease)	100,000	$1,000,004
Class C
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
Fidelity Equity Market Neutral Fund
Shares sold	843,074	$8,304,570
Shares redeemed	(20,652)	(199,218)
Net increase (decrease)	822,422	$8,105,352
Class I
Shares sold	104,318	$1,041,400
Shares redeemed	(147)	(1,410)
Net increase (decrease)	104,171	$1,039,990
Class Z
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000

A For the period June 25, 2024 (commencement of operations) through January 31, 2025.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Equity Market Neutral Fund	75%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Equity Market Neutral Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Equity Market Neutral Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 25, 2024 (commencement of operations) through January 31, 2025, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 25, 2024 (commencement of operations) through January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity Equity Market Neutral Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that Fidelity Diversifying Solutions LLC (FDS) or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FDS and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FDS and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9911985.100
EMN-ANN-0425
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Hedged Equity ETF
Fidelity® Yield Enhanced Equity ETF

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Dynamic Buffered Equity ETF
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
UNITED STATES - 99.4%
Communication Services - 11.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc (c)	1,849	43,876
Entertainment - 2.3%
Electronic Arts Inc	46	5,654
Netflix Inc (a)(c)	135	131,863
Walt Disney Co/The	787	88,978
		226,495
Interactive Media & Services - 7.8%
Alphabet Inc Class A (c)	1,103	225,034
Alphabet Inc Class C (c)	1,017	209,095
Meta Platforms Inc Class A (c)	475	327,361
		761,490
Media - 0.7%
Comcast Corp Class A (c)	2,027	68,229
Consumer Discretionary - 12.9%
Automobiles - 2.3%
Ford Motor Co	3,902	39,332
General Motors Co	169	8,359
Tesla Inc (a)(c)	445	180,047
		227,738
Broadline Retail - 4.7%
Amazon.com Inc (a)(c)	1,890	449,215
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (a)	139	18,233
Booking Holdings Inc	5	23,688
Chipotle Mexican Grill Inc (a)	575	33,551
DoorDash Inc Class A (a)	61	11,519
Expedia Group Inc Class A (a)	94	16,069
International Game Technology PLC	2,262	38,499
Light & Wonder Inc Class A (a)	106	9,318
MGM Resorts International (a)	1,401	48,307
Wendy's Co/The	301	4,464
		203,648
Household Durables - 0.4%
Garmin Ltd	121	26,118
Tri Pointe Homes Inc (a)	417	15,370
		41,488
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A (a)	196	23,398
Bath & Body Works Inc	972	36,557
Carvana Co Class A (a)	203	50,238
Gap Inc/The	254	6,114
Home Depot Inc/The (c)	305	125,655
TJX Cos Inc/The	570	71,130
Ulta Beauty Inc (a)	42	17,310
		330,402
TOTAL CONSUMER DISCRETIONARY		1,252,491

Consumer Staples - 3.5%
Beverages - 0.2%
PepsiCo Inc	112	16,877
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	31	30,376
Walmart Inc	1,339	131,437
		161,813
Food Products - 0.0%
JM Smucker Co	20	2,138
Tyson Foods Inc Class A	26	1,468
		3,606
Household Products - 1.0%
Procter & Gamble Co/The	593	98,432
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	106	8,844
Tobacco - 0.5%
Philip Morris International Inc	369	48,044
TOTAL CONSUMER STAPLES		337,616

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	6	1,342
Chevron Corp	18	2,685
ConocoPhillips	714	70,565
Devon Energy Corp	13	442
EOG Resources Inc	383	48,178
Exxon Mobil Corp	1,273	135,995
		259,207
Financials - 15.1%
Banks - 3.9%
Bank of America Corp (c)	1,586	73,432
Citigroup Inc	321	26,139
JPMorgan Chase & Co (c)	730	195,129
Wells Fargo & Co	1,030	81,164
		375,864
Capital Markets - 3.0%
Cboe Global Markets Inc	20	4,087
Charles Schwab Corp/The (c)	920	76,102
CME Group Inc Class A (c)	183	43,283
Goldman Sachs Group Inc/The	15	9,606
LPL Financial Holdings Inc	34	12,474
Morgan Stanley	268	37,099
MSCI Inc	65	38,790
S&P Global Inc	63	32,849
SEI Investments Co	129	11,169
T Rowe Price Group Inc	227	26,541
		292,000
Consumer Finance - 0.8%
American Express Co (c)	260	82,537
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (a)(c)	450	210,902
Block Inc Class A (a)	246	22,341
Global Payments Inc	7	789
Mastercard Inc Class A (c)	248	137,747
PayPal Holdings Inc (a)(c)	781	69,181
Visa Inc Class A (c)	197	67,335
		508,295
Insurance - 2.2%
Allstate Corp/The	171	32,888
Aon PLC (c)	31	11,495
Cincinnati Financial Corp	44	6,030
Globe Life Inc	113	13,796
Marsh & McLennan Cos Inc (c)	317	68,752
Progressive Corp/The (c)	252	62,103
Unum Group (c)	226	17,233
		212,297
TOTAL FINANCIALS		1,470,993

Health Care - 9.7%
Biotechnology - 2.8%
AbbVie Inc (c)	604	111,076
Amgen Inc	23	6,564
Exelixis Inc (a)(c)	878	29,106
Gilead Sciences Inc (c)	785	76,302
Incyte Corp (a)(c)	657	48,723
		271,771
Health Care Equipment & Supplies - 0.8%
Becton Dickinson & Co (c)	247	61,157
Stryker Corp	33	12,913
		74,070
Health Care Providers & Services - 1.4%
Cardinal Health Inc	62	7,666
Centene Corp (a)	290	18,569
CVS Health Corp	243	13,725
Option Care Health Inc (a)	508	15,707
UnitedHealth Group Inc (c)	144	78,119
		133,786
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc	50	7,576
Medpace Holdings Inc (a)(c)	62	21,647
Thermo Fisher Scientific Inc	53	31,681
		60,904
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co (c)	1,071	63,134
Eli Lilly & Co (c)	85	68,942
Johnson & Johnson (c)	638	97,072
Merck & Co Inc (c)	957	94,571
Pfizer Inc (c)	2,859	75,821
		399,540
TOTAL HEALTH CARE		940,071

Industrials - 10.2%
Aerospace & Defense - 2.4%
L3Harris Technologies Inc	194	41,130
Lockheed Martin Corp (c)	139	64,350
Northrop Grumman Corp (c)	117	57,011
RTX Corp	219	28,240
Textron Inc (c)	401	30,681
		221,412
Building Products - 1.3%
Allegion plc	262	34,775
Carlisle Cos Inc	37	14,410
Owens Corning	98	18,086
Trane Technologies PLC (c)	175	63,481
		130,752
Commercial Services & Supplies - 0.7%
Cintas Corp	322	64,584
Republic Services Inc	32	6,939
		71,523
Construction & Engineering - 0.4%
EMCOR Group Inc	39	17,474
Valmont Industries Inc	74	24,551
		42,025
Electrical Equipment - 0.8%
Acuity Brands Inc	103	34,236
AMETEK Inc	246	45,402
		79,638
Ground Transportation - 1.5%
CSX Corp (c)	1,335	43,881
Lyft Inc Class A (a)	1,264	17,115
Union Pacific Corp (c)	323	80,037
		141,033
Industrial Conglomerates - 0.2%
3M Co	137	20,851
Machinery - 1.1%
Caterpillar Inc (c)	147	54,602
Illinois Tool Works Inc	49	12,698
PACCAR Inc (c)	318	35,260
		102,560
Passenger Airlines - 0.4%
SkyWest Inc (a)	282	34,099
United Airlines Holdings Inc (a)	56	5,927
		40,026
Professional Services - 1.2%
Automatic Data Processing Inc	115	34,846
Booz Allen Hamilton Holding Corp Class A	166	21,414
Leidos Holdings Inc (c)	366	51,983
Maximus Inc	132	9,938
		118,181
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	54	14,042
Wesco International Inc	46	8,510
		22,552
TOTAL INDUSTRIALS		990,553

Information Technology - 30.7%
Communications Equipment - 1.6%
Cisco Systems Inc	1,486	90,052
Motorola Solutions Inc	134	62,879
		152,931
Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp Class A (a)	82	32,139
IT Services - 0.1%
Twilio Inc Class A (a)	89	13,046
Semiconductors & Semiconductor Equipment - 11.4%
Analog Devices Inc	15	3,178
Applied Materials Inc	374	67,451
Broadcom Inc	1,084	239,857
Cirrus Logic Inc (a)	353	35,455
KLA Corp	52	38,388
Lam Research Corp	320	25,936
NVIDIA Corp (c)	4,979	597,830
Qorvo Inc (a)	48	3,983
QUALCOMM Inc (c)	517	89,405
		1,101,483
Software - 9.9%
Adobe Inc (a)(c)	196	85,740
Alarm.com Holdings Inc (a)	667	40,467
Clear Secure Inc Class A	8	188
Dropbox Inc Class A (a)	342	10,995
Fortinet Inc (a)	353	35,611
Microsoft Corp (c)	1,296	537,918
Oracle Corp	14	2,381
Salesforce Inc (c)	303	103,535
Servicenow Inc (a)	47	47,864
Tenable Holdings Inc (a)	391	16,848
Teradata Corp (a)	1,149	36,665
Zoom Communications Inc Class A (a)	521	45,296
		963,508
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc (c)	3,066	723,576
TOTAL INFORMATION TECHNOLOGY		2,986,683

Materials - 1.3%
Chemicals - 0.6%
Ecolab Inc	246	61,547
Olin Corp	8	234
		61,781
Construction Materials - 0.5%
CRH PLC	518	51,298
Metals & Mining - 0.1%
Nucor Corp	38	4,880
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	97	11,346
TOTAL MATERIALS		129,305

Real Estate - 0.9%
Health Care REITs - 0.1%
CareTrust REIT Inc	474	12,561
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	2,854	20,692
Retail REITs - 0.1%
Simon Property Group Inc	68	11,822
Specialized REITs - 0.5%
American Tower Corp	205	37,915
Crown Castle Inc	62	5,535
		43,450
TOTAL REAL ESTATE		88,525

Utilities - 1.1%
Electric Utilities - 1.1%
NextEra Energy Inc	1,094	78,287
NRG Energy Inc	92	9,424
Southern Co/The	143	12,005
		99,716
Multi-Utilities - 0.0%
Public Service Enterprise Group Inc	28	2,339
TOTAL UTILITIES		102,055

TOTAL UNITED STATES		9,657,589
TOTAL COMMON STOCKS (Cost $8,542,958)		9,657,589

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $73,486)	4.37	73,471	73,486

Purchased Options - 0.4%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
CBOE Mini SPX Index	Chicago Board Options Exchange	30	1,812,150	560	04/17/25	13,140
CBOE Mini SPX Index	Chicago Board Options Exchange	43	2,597,415	575	02/21/25	6,214
CBOE Mini SPX Index	Chicago Board Options Exchange	42	2,537,010	580	03/21/25	20,433

						39,787
TOTAL PURCHASED OPTIONS (Cost $95,165)						39,787

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $8,711,609)	9,770,862
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(55,010)
NET ASSETS - 100.0%	9,715,852

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
CBOE Mini SPX Index	Chicago Board Options Exchange	38	2,295,390	608.00	02/14/25	(18,031)
CBOE Mini SPX Index	Chicago Board Options Exchange	39	2,355,795	623.00	02/21/25	(4,154)
CBOE Mini SPX Index	Chicago Board Options Exchange	38	2,295,390	621.00	02/28/25	(8,322)
CBOE Mini SPX Index	Chicago Board Options Exchange	39	2,355,795	600.00	02/07/25	(29,484)

						(59,991)
TOTAL WRITTEN OPTIONS						(59,991)

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,211,692.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	356,591	283,105	2,994	-	-	73,486	73,471	0.0%
Total	-	356,591	283,105	2,994	-	-	73,486	73,471

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,100,090	1,100,090	-	-
Consumer Discretionary	1,252,491	1,252,491	-	-
Consumer Staples	337,616	337,616	-	-
Energy	259,207	259,207	-	-
Financials	1,470,993	1,470,993	-	-
Health Care	940,071	940,071	-	-
Industrials	990,553	990,553	-	-
Information Technology	2,986,683	2,986,683	-	-
Materials	129,305	129,305	-	-
Real Estate	88,525	88,525	-	-
Utilities	102,055	102,055	-	-

Money Market Funds	73,486	73,486	-	-

Purchased Options	39,787	39,787	-	-
Total Investments in Securities:	9,770,862	9,770,862	-	-
Derivative Instruments:

Liabilities
Written Options	(59,991)	(59,991)	-	-
Total Liabilities	(59,991)	(59,991)	-	-
Total Derivative Instruments:	(59,991)	(59,991)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	39,787	0
Written Options (b)	0	(59,991)
Total Equity Risk	39,787	(59,991)
Total Value of Derivatives	39,787	(59,991)

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(b)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Dynamic Buffered Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,638,123)	$9,697,376
Fidelity Central Funds (cost $73,486)	73,486

Total Investment in Securities (cost $8,711,609)		$9,770,862
Cash		9,694
Receivable for investments sold		209,172
Dividends receivable		6,561
Distributions receivable from Fidelity Central Funds		271
Receivable from investment adviser for expense reductions		413
Total assets		9,996,973
Liabilities
Payable for investments purchased	$217,052
Accrued management fee	4,078
Written options, at value (premium received $56,335)	59,991
Total liabilities		281,121
Net Assets		$9,715,852
Net Assets consist of:
Paid in capital		$8,854,805
Total accumulated earnings (loss)		861,047
Net Assets		$9,715,852
Net Asset Value, offering price and redemption price per share ($9,715,852 ÷ 350,000 shares)		$27.76
Statement of Operations
For the period April 9, 2024 (commencement of operations) through January 31, 2025
Investment Income
Dividends		$78,201
Interest		17
Income from Fidelity Central Funds		2,994
Total income		81,212
Expenses
Management fee	$30,367
Independent trustees' fees and expenses	2,405
Total expenses before reductions	32,772
Expense reductions	(2,625)
Total expenses after reductions		30,147
Net Investment income (loss)		51,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(156,182)
Redemptions in-kind	(7,299)
Written options	(46,660)
Total net realized gain (loss)		(210,141)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,059,253
Written options	(3,656)
Total change in net unrealized appreciation (depreciation)		1,055,597
Net gain (loss)		845,456
Net increase (decrease) in net assets resulting from operations		$896,521
Statement of Changes in Net Assets

For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,065
Net realized gain (loss)	(210,141)
Change in net unrealized appreciation (depreciation)	1,055,597
Net increase (decrease) in net assets resulting from operations	896,521
Distributions to shareholders	(45,950)

Share transactions
Proceeds from sales of shares	9,561,790
Cost of shares redeemed	(696,509)

Net increase (decrease) in net assets resulting from share transactions	8,865,281
Total increase (decrease) in net assets	9,715,852

Net Assets
Beginning of period	-
End of period	$9,715,852

Other Information
Shares
Sold	375,000
Redeemed	(25,000)
Net increase (decrease)	350,000

Financial Highlights
Fidelity® Dynamic Buffered Equity ETF

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	2.75
Total from investment operations	2.92
Distributions from net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$27.76
Total Return D,E,F	11.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52% I
Expenses net of fee waivers, if any	.48 % I
Expenses net of all reductions	.48% I
Net investment income (loss)	.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,716
Portfolio turnover rate J	98 % I,K

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Hedged Equity ETF
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	1,826	167,298
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	13,866	416,673
UNITED STATES - 98.0%
Communication Services - 11.2%
Diversified Telecommunication Services - 0.4%
AT&T Inc	74,399	1,765,488
Entertainment - 2.4%
Electronic Arts Inc	1,283	157,694
Netflix Inc (a)	5,361	5,236,410
Playtika Holding Corp	45,453	325,898
Walt Disney Co/The	31,283	3,536,856
Warner Bros Discovery Inc (a)	2,888	30,151
		9,287,009
Interactive Media & Services - 7.7%
Alphabet Inc Class A	43,733	8,922,407
Alphabet Inc Class C	36,869	7,580,266
Meta Platforms Inc Class A	19,368	13,348,038
		29,850,711
Media - 0.7%
Comcast Corp Class A	80,522	2,710,371
TOTAL COMMUNICATION SERVICES		43,613,579

Consumer Discretionary - 12.9%
Automobiles - 2.3%
Ford Motor Co	147,617	1,487,979
General Motors Co	7,703	380,990
Tesla Inc (a)	17,725	7,171,536
		9,040,505
Broadline Retail - 4.6%
Amazon.com Inc (a)	75,621	17,973,599
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (a)	4,081	535,305
Booking Holdings Inc	168	795,910
Chipotle Mexican Grill Inc (a)	24,889	1,452,273
DoorDash Inc Class A (a)	2,722	513,995
Expedia Group Inc Class A (a)	1,795	306,855
Hilton Worldwide Holdings Inc	2,808	719,045
International Game Technology PLC	90,978	1,548,446
Light & Wonder Inc Class A (a)	7,051	619,853
MGM Resorts International (a)	52,649	1,815,338
Wendy's Co/The	6,604	97,937
		8,404,957
Household Durables - 0.3%
Garmin Ltd	3,201	690,936
M/I Homes Inc (a)	112	14,089
TopBuild Corp (a)	651	223,084
Tri Pointe Homes Inc (a)	13,759	507,157
		1,435,266
Specialty Retail - 3.5%
Abercrombie & Fitch Co Class A (a)	7,777	928,418
Bath & Body Works Inc	43,400	1,632,274
Carvana Co Class A (a)	8,241	2,039,483
Gap Inc/The	11,596	279,116
Home Depot Inc/The	11,895	4,900,502
Ross Stores Inc	2,804	422,170
TJX Cos Inc/The	23,629	2,948,663
Ulta Beauty Inc (a)	884	364,341
		13,514,967
TOTAL CONSUMER DISCRETIONARY		50,369,294

Consumer Staples - 3.4%
Beverages - 0.0%
Boston Beer Co Inc/The Class A (a)	124	31,083
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	1,790	1,753,985
Walmart Inc	51,915	5,095,977
		6,849,962
Food Products - 0.0%
Tyson Foods Inc Class A	3,248	183,480
Household Products - 1.0%
Colgate-Palmolive Co	617	53,494
Procter & Gamble Co/The	24,278	4,029,905
		4,083,399
Tobacco - 0.6%
Philip Morris International Inc	17,202	2,239,700
TOTAL CONSUMER STAPLES		13,387,624

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp	423	63,107
ConocoPhillips	28,293	2,796,197
Devon Energy Corp	1,952	66,563
EOG Resources Inc	14,576	1,833,515
Exxon Mobil Corp	50,432	5,387,652
Occidental Petroleum Corp	488	22,765
		10,169,799
Financials - 14.8%
Banks - 3.9%
Bank of America Corp	71,232	3,298,042
Citigroup Inc	18,091	1,473,149
JPMorgan Chase & Co	28,466	7,608,962
Wells Fargo & Co	36,897	2,907,484
		15,287,637
Capital Markets - 2.9%
Cboe Global Markets Inc	611	124,846
Charles Schwab Corp/The	36,451	3,015,228
CME Group Inc Class A	7,344	1,737,003
Goldman Sachs Group Inc/The	436	279,214
LPL Financial Holdings Inc	443	162,532
Morgan Stanley	10,122	1,401,188
MSCI Inc	2,318	1,383,313
S&P Global Inc	2,401	1,251,905
SEI Investments Co	12,087	1,046,492
T Rowe Price Group Inc	7,488	875,497
		11,277,218
Consumer Finance - 0.8%
American Express Co	10,102	3,206,880
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (a)	17,917	8,397,161
Block Inc Class A (a)	12,080	1,097,106
Global Payments Inc	1,140	128,649
Mastercard Inc Class A	9,871	5,482,650
PayPal Holdings Inc (a)	28,942	2,563,682
Visa Inc Class A	7,280	2,488,304
		20,157,552
Insurance - 2.0%
Allstate Corp/The	5,734	1,102,820
Cincinnati Financial Corp	3,162	433,352
Globe Life Inc	7,098	866,595
Marsh & McLennan Cos Inc	12,655	2,744,616
Progressive Corp/The	10,435	2,571,601
Unum Group	2,614	199,318
		7,918,302
TOTAL FINANCIALS		57,847,589

Health Care - 9.6%
Biotechnology - 2.9%
AbbVie Inc	24,221	4,454,242
Amgen Inc	2,172	619,932
Exelixis Inc (a)	43,305	1,435,561
Gilead Sciences Inc	31,112	3,024,086
Incyte Corp (a)	25,037	1,856,744
		11,390,565
Health Care Equipment & Supplies - 0.8%
Becton Dickinson & Co	9,562	2,367,552
GE HealthCare Technologies Inc	5,967	526,886
Stryker Corp	139	54,389
		2,948,827
Health Care Providers & Services - 1.2%
Cardinal Health Inc	3,527	436,149
Centene Corp (a)	6,533	418,308
CVS Health Corp	11,743	663,245
Option Care Health Inc (a)	10,029	310,096
UnitedHealth Group Inc	5,339	2,896,354
		4,724,152
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	856	129,701
Medpace Holdings Inc (a)	2,873	1,003,108
QIAGEN NV (United States)	3,980	177,667
Thermo Fisher Scientific Inc	2,203	1,316,843
		2,627,319
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co	42,423	2,500,836
Eli Lilly & Co	3,364	2,728,473
Johnson & Johnson	24,381	3,709,569
Merck & Co Inc	36,899	3,646,359
Pfizer Inc	114,503	3,036,620
		15,621,857
TOTAL HEALTH CARE		37,312,720

Industrials - 9.7%
Aerospace & Defense - 2.5%
GE Aerospace	1,369	278,687
L3Harris Technologies Inc	6,534	1,385,273
Lockheed Martin Corp	5,536	2,562,891
Northrop Grumman Corp	4,828	2,352,540
RTX Corp	14,315	1,845,919
Textron Inc	17,515	1,340,073
		9,765,383
Building Products - 1.2%
Allegion plc	10,109	1,341,768
Carlisle Cos Inc	952	370,766
Owens Corning	1,909	352,305
Trane Technologies PLC	6,926	2,512,407
		4,577,246
Commercial Services & Supplies - 0.7%
Cintas Corp	12,781	2,563,485
Republic Services Inc	1,049	227,497
		2,790,982
Construction & Engineering - 0.3%
EMCOR Group Inc	1,080	483,905
Valmont Industries Inc	2,504	830,727
		1,314,632
Electrical Equipment - 0.8%
Acuity Brands Inc	4,481	1,489,439
AMETEK Inc	8,217	1,516,530
		3,005,969
Ground Transportation - 1.4%
CSX Corp	47,124	1,548,966
Lyft Inc Class A (a)	41,368	560,123
Union Pacific Corp	12,857	3,185,836
		5,294,925
Industrial Conglomerates - 0.3%
3M Co	6,719	1,022,632
Machinery - 0.9%
Caterpillar Inc	5,239	1,945,974
PACCAR Inc	14,560	1,614,413
		3,560,387
Passenger Airlines - 0.4%
SkyWest Inc (a)	10,378	1,254,908
United Airlines Holdings Inc (a)	2,442	258,461
		1,513,369
Professional Services - 1.1%
Automatic Data Processing Inc	3,547	1,074,776
Booz Allen Hamilton Holding Corp Class A	5,808	749,232
Leidos Holdings Inc	14,509	2,060,714
Maximus Inc	6,149	462,958
		4,347,680
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies Inc	2,595	674,778
Wesco International Inc	411	76,034
		750,812
TOTAL INDUSTRIALS		37,944,017

Information Technology - 30.5%
Communications Equipment - 1.5%
Cisco Systems Inc	55,338	3,353,483
Motorola Solutions Inc	5,376	2,522,688
		5,876,171
Electronic Equipment, Instruments & Components - 0.5%
Zebra Technologies Corp Class A (a)	4,775	1,871,514
IT Services - 0.0%
Twilio Inc Class A (a)	982	143,942
Semiconductors & Semiconductor Equipment - 11.2%
Applied Materials Inc	14,646	2,641,406
Broadcom Inc	42,353	9,371,448
Cirrus Logic Inc (a)	9,309	934,996
Intel Corp	3,302	64,158
KLA Corp	2,620	1,934,189
Lam Research Corp	12,618	1,022,689
NVIDIA Corp	198,159	23,792,951
Qorvo Inc (a)	2,751	228,278
QUALCOMM Inc	20,524	3,549,215
		43,539,330
Software - 9.9%
Adobe Inc (a)	7,844	3,431,358
Alarm.com Holdings Inc (a)	30,039	1,822,466
Dropbox Inc Class A (a)	5,155	165,733
Fortinet Inc (a)	11,763	1,186,651
Microsoft Corp	51,805	21,502,184
Oracle Corp	591	100,505
Salesforce Inc	12,353	4,221,020
Servicenow Inc (a)	1,324	1,348,335
Tenable Holdings Inc (a)	30,119	1,297,828
Teradata Corp (a)	45,922	1,465,371
Zoom Communications Inc Class A (a)	22,902	1,991,100
		38,532,551
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	121,645	28,708,220
TOTAL INFORMATION TECHNOLOGY		118,671,728

Materials - 1.3%
Chemicals - 0.6%
Ecolab Inc	9,847	2,463,621
Construction Materials - 0.5%
CRH PLC	20,818	2,061,607
Metals & Mining - 0.1%
Nucor Corp	2,142	275,097
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	1,768	206,802
TOTAL MATERIALS		5,007,127

Real Estate - 0.9%
Health Care REITs - 0.2%
CareTrust REIT Inc	14,585	386,503
Healthpeak Properties Inc	15,333	316,779
		703,282
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	102,139	740,508
Retail REITs - 0.1%
Simon Property Group Inc	2,528	439,518
Specialized REITs - 0.4%
American Tower Corp	7,253	1,341,443
Crown Castle Inc	1,373	122,581
		1,464,024
TOTAL REAL ESTATE		3,347,332

Utilities - 1.1%
Electric Utilities - 1.1%
Eversource Energy	6,298	363,269
NextEra Energy Inc	43,075	3,082,447
NRG Energy Inc	4,613	472,556
OGE Energy Corp	2	84
Southern Co/The	5,632	472,806
		4,391,162
TOTAL UNITED STATES		382,061,971
TOTAL COMMON STOCKS (Cost $335,696,637)		382,645,942

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $3,025,306)	4.37	3,024,702	3,025,306

Purchased Options - 1.1%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	185	111,749,805	5,550	04/17/25	721,500
S&P 500 Index	Chicago Board Options Exchange	202	122,018,706	4,100	12/19/25	723,160
S&P 500 Index	Chicago Board Options Exchange	236	142,556,508	5,760	02/21/25	342,200
S&P 500 Index	Chicago Board Options Exchange	234	141,348,402	5,810	03/21/25	1,158,300
S&P 500 Index	Chicago Board Options Exchange	186	112,353,858	4,100	11/21/25	603,570
S&P 500 Index	Chicago Board Options Exchange	231	139,536,243	3,900	01/16/26	740,355

						4,289,085
TOTAL PURCHASED OPTIONS (Cost $7,902,800)						4,289,085

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $346,624,743)	389,960,333
NET OTHER ASSETS (LIABILITIES) - 0.0%	148,334
NET ASSETS - 100.0%	390,108,667

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Mar 2025	910,088	(7,988)	(7,988)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	51,542,641	48,517,340	99,508	5	-	3,025,306	3,024,702	0.0%
Total	-	51,542,641	48,517,340	99,508	5	-	3,025,306	3,024,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	43,613,579	43,613,579	-	-
Consumer Discretionary	50,369,294	50,369,294	-	-
Consumer Staples	13,387,624	13,387,624	-	-
Energy	10,586,472	10,586,472	-	-
Financials	57,847,589	57,847,589	-	-
Health Care	37,312,720	37,312,720	-	-
Industrials	37,944,017	37,944,017	-	-
Information Technology	118,671,728	118,671,728	-	-
Materials	5,174,425	5,174,425	-	-
Real Estate	3,347,332	3,347,332	-	-
Utilities	4,391,162	4,391,162	-	-

Money Market Funds	3,025,306	3,025,306	-	-

Purchased Options	4,289,085	4,289,085	-	-
Total Investments in Securities:	389,960,333	389,960,333	-	-
Derivative Instruments:

Liabilities
Futures Contracts	(7,988)	(7,988)	-	-
Total Liabilities	(7,988)	(7,988)	-	-
Total Derivative Instruments:	(7,988)	(7,988)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(7,988)
Purchased Options (b)	4,289,085	0
Total Equity Risk	4,289,085	(7,988)
Total Value of Derivatives	4,289,085	(7,988)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Fidelity® Hedged Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $343,599,437)	$386,935,027
Fidelity Central Funds (cost $3,025,306)	3,025,306

Total Investment in Securities (cost $346,624,743)		$389,960,333
Segregated cash with brokers for derivative instruments		45,995
Receivable for investments sold		7,692,242
Dividends receivable		241,391
Distributions receivable from Fidelity Central Funds		6,535
Receivable from investment adviser for expense reductions		17,277
Total assets		397,963,773
Liabilities
Payable for investments purchased	$7,675,497
Accrued management fee	174,809
Payable for daily variation margin on futures contracts	4,800
Total liabilities		7,855,106
Net Assets		$390,108,667
Net Assets consist of:
Paid in capital		$356,908,314
Total accumulated earnings (loss)		33,200,353
Net Assets		$390,108,667
Net Asset Value, offering price and redemption price per share ($390,108,667 ÷ 14,000,000 shares)		$27.86
Statement of Operations
For the period April 9, 2024 (commencement of operations) through January 31, 2025
Investment Income
Dividends		$4,057,784
Interest		1,262
Income from Fidelity Central Funds		99,508
Total income		4,158,554
Expenses
Management fee	$1,576,556
Independent trustees' fees and expenses	124,939
Total expenses before reductions	1,701,495
Expense reductions	(122,925)
Total expenses after reductions		1,578,570
Net Investment income (loss)		2,579,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,498,237)
Redemptions in-kind	11,508,125
Fidelity Central Funds	5
Futures contracts	(27,178)
Total net realized gain (loss)		982,715
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,335,590
Futures contracts	(7,988)
Total change in net unrealized appreciation (depreciation)		43,327,602
Net gain (loss)		44,310,317
Net increase (decrease) in net assets resulting from operations		$46,890,301
Statement of Changes in Net Assets

For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,579,984
Net realized gain (loss)	982,715
Change in net unrealized appreciation (depreciation)	43,327,602
Net increase (decrease) in net assets resulting from operations	46,890,301
Distributions to shareholders	(2,372,250)

Share transactions
Proceeds from sales of shares	555,757,291
Cost of shares redeemed	(210,166,675)

Net increase (decrease) in net assets resulting from share transactions	345,590,616
Total increase (decrease) in net assets	390,108,667

Net Assets
Beginning of period	-
End of period	$390,108,667

Other Information
Shares
Sold	21,775,000
Redeemed	(7,775,000)
Net increase (decrease)	14,000,000

Financial Highlights
Fidelity® Hedged Equity ETF

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.17
Net realized and unrealized gain (loss)	2.84
Total from investment operations	3.01
Distributions from net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$27.86
Total Return D,E,F	12.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52% I
Expenses net of fee waivers, if any	.48 % I
Expenses net of all reductions	.48% I
Net investment income (loss)	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$390,109
Portfolio turnover rate J	86 % I,K

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Yield Enhanced Equity ETF
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
UNITED STATES - 99.5%
Communication Services - 11.3%
Diversified Telecommunication Services - 0.4%
AT&T Inc (c)	1,584	37,588
Entertainment - 2.3%
Electronic Arts Inc	39	4,793
Netflix Inc (a)(c)	114	111,351
Walt Disney Co/The	661	74,733
		190,877
Interactive Media & Services - 7.9%
Alphabet Inc Class A (c)	931	189,943
Alphabet Inc Class C (c)	866	178,049
Meta Platforms Inc Class A (c)	403	277,740
		645,732
Media - 0.7%
Comcast Corp Class A (c)	1,709	57,525
TOTAL COMMUNICATION SERVICES		931,722

Consumer Discretionary - 12.9%
Automobiles - 2.4%
Ford Motor Co	3,343	33,697
General Motors Co	143	7,073
Tesla Inc (a)	379	153,344
		194,114
Broadline Retail - 4.6%
Amazon.com Inc (a)(c)	1,604	381,239
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (a)	118	15,478
Booking Holdings Inc	4	18,950
Chipotle Mexican Grill Inc (a)	484	28,241
DoorDash Inc Class A (a)	52	9,819
Expedia Group Inc Class A (a)	78	13,334
International Game Technology PLC	1,940	33,019
Light & Wonder Inc Class A (a)	90	7,912
MGM Resorts International (a)	1,169	40,307
Wendy's Co/The	255	3,782
		170,842
Household Durables - 0.4%
Garmin Ltd	96	20,722
Tri Pointe Homes Inc (a)	363	13,379
		34,101
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A (a)	164	19,578
Bath & Body Works Inc	820	30,840
Carvana Co Class A (a)	170	42,072
Gap Inc/The	242	5,825
Home Depot Inc/The (c)	260	107,115
TJX Cos Inc/The	477	59,525
Ulta Beauty Inc (a)	34	14,013
		278,968
TOTAL CONSUMER DISCRETIONARY		1,059,264

Consumer Staples - 3.5%
Beverages - 0.2%
PepsiCo Inc	96	14,466
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	27	26,457
Walmart Inc	1,129	110,823
		137,280
Food Products - 0.0%
JM Smucker Co	16	1,710
Tyson Foods Inc Class A	22	1,243
		2,953
Household Products - 1.0%
Procter & Gamble Co/The	500	82,995
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	88	7,342
Tobacco - 0.5%
Philip Morris International Inc	310	40,362
TOTAL CONSUMER STAPLES		285,398

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Inc	4	895
Chevron Corp	14	2,089
ConocoPhillips	605	59,792
Devon Energy Corp	26	886
EOG Resources Inc	328	41,259
Exxon Mobil Corp	1,073	114,629
		219,550
Financials - 15.2%
Banks - 3.9%
Bank of America Corp (c)	1,333	61,718
Citigroup Inc	287	23,370
JPMorgan Chase & Co (c)	618	165,192
Wells Fargo & Co	876	69,029
		319,309
Capital Markets - 3.0%
Cboe Global Markets Inc	17	3,474
Charles Schwab Corp/The (c)	788	65,184
CME Group Inc Class A (c)	157	37,134
Goldman Sachs Group Inc/The	13	8,325
LPL Financial Holdings Inc	29	10,640
Morgan Stanley	222	30,731
MSCI Inc	56	33,419
S&P Global Inc	52	27,113
SEI Investments Co	106	9,177
T Rowe Price Group Inc	194	22,682
		247,879
Consumer Finance - 0.8%
American Express Co	215	68,252
Financial Services - 5.3%
Berkshire Hathaway Inc Class B (a)(c)	382	179,033
Block Inc Class A (a)	221	20,071
Mastercard Inc Class A	208	115,529
PayPal Holdings Inc (a)(c)	669	59,260
Visa Inc Class A (c)	169	57,764
		431,657
Insurance - 2.2%
Allstate Corp/The	142	27,311
Aon PLC (c)	24	8,900
Cincinnati Financial Corp	37	5,070
Globe Life Inc	98	11,965
Marsh & McLennan Cos Inc (c)	269	58,341
Progressive Corp/The (c)	211	51,999
Unum Group (c)	189	14,411
		177,997
TOTAL FINANCIALS		1,245,094

Health Care - 9.7%
Biotechnology - 2.8%
AbbVie Inc (c)	515	94,709
Amgen Inc	18	5,137
Exelixis Inc (a)(c)	739	24,497
Gilead Sciences Inc (c)	673	65,416
Incyte Corp (a)	562	41,678
		231,437
Health Care Equipment & Supplies - 0.8%
Becton Dickinson & Co (c)	206	51,006
Stryker Corp	28	10,956
		61,962
Health Care Providers & Services - 1.4%
Cardinal Health Inc	51	6,307
Centene Corp (a)	248	15,879
CVS Health Corp	207	11,691
Option Care Health Inc (a)	420	12,986
UnitedHealth Group Inc	119	64,557
		111,420
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc	39	5,909
Medpace Holdings Inc (a)(c)	54	18,854
Thermo Fisher Scientific Inc	44	26,301
		51,064
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co (c)	903	53,232
Eli Lilly & Co (c)	73	59,209
Johnson & Johnson (c)	545	82,922
Merck & Co Inc (c)	804	79,451
Pfizer Inc (c)	2,430	64,444
		339,258
TOTAL HEALTH CARE		795,141

Industrials - 10.2%
Aerospace & Defense - 2.4%
L3Harris Technologies Inc	162	34,346
Lockheed Martin Corp (c)	119	55,091
Northrop Grumman Corp (c)	99	48,240
RTX Corp	187	24,113
Textron Inc (c)	350	26,779
		188,569
Building Products - 1.3%
Allegion plc	224	29,732
Carlisle Cos Inc	30	11,683
Owens Corning	80	14,764
Trane Technologies PLC (c)	146	52,962
		109,141
Commercial Services & Supplies - 0.7%
Cintas Corp	270	54,154
Republic Services Inc	28	6,072
		60,226
Construction & Engineering - 0.4%
EMCOR Group Inc	32	14,338
Valmont Industries Inc	60	19,906
		34,244
Electrical Equipment - 0.8%
Acuity Brands Inc	86	28,586
AMETEK Inc	206	38,019
		66,605
Ground Transportation - 1.5%
CSX Corp (c)	1,144	37,603
Lyft Inc Class A (a)	1,021	13,824
Union Pacific Corp (c)	277	68,638
		120,065
Industrial Conglomerates - 0.2%
3M Co	120	18,263
Machinery - 1.1%
Caterpillar Inc (c)	126	46,802
Illinois Tool Works Inc	44	11,403
PACCAR Inc (c)	272	30,159
		88,364
Passenger Airlines - 0.4%
SkyWest Inc (a)	243	29,384
United Airlines Holdings Inc (a)	44	4,657
		34,041
Professional Services - 1.2%
Automatic Data Processing Inc	99	29,998
Booz Allen Hamilton Holding Corp Class A	138	17,802
Leidos Holdings Inc (c)	314	44,598
Maximus Inc	66	4,969
		97,367
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	44	11,441
Wesco International Inc	39	7,215
		18,656
TOTAL INDUSTRIALS		835,541

Information Technology - 30.8%
Communications Equipment - 1.6%
Cisco Systems Inc	1,252	75,871
Motorola Solutions Inc	113	53,025
		128,896
Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp Class A (a)	69	27,044
IT Services - 0.1%
Twilio Inc Class A (a)	78	11,433
Semiconductors & Semiconductor Equipment - 11.4%
Analog Devices Inc	13	2,755
Applied Materials Inc	318	57,351
Broadcom Inc	918	203,126
Cirrus Logic Inc (a)	288	28,927
KLA Corp	44	32,483
Lam Research Corp	279	22,613
NVIDIA Corp (c)	4,233	508,256
Qorvo Inc (a)	45	3,734
QUALCOMM Inc (c)	441	76,262
		935,507
Software - 9.9%
Adobe Inc (a)(c)	165	72,179
Alarm.com Holdings Inc (a)	575	34,885
Clear Secure Inc Class A	7	165
Dropbox Inc Class A (a)	284	9,131
Fortinet Inc (a)	303	30,567
Microsoft Corp (c)	1,100	456,566
Oracle Corp	12	2,041
Salesforce Inc (c)	255	87,134
Servicenow Inc (a)	39	39,717
Tenable Holdings Inc (a)	337	14,521
Teradata Corp (a)	985	31,431
Zoom Communications Inc Class A (a)	438	38,080
		816,417
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc (c)	2,604	614,544
TOTAL INFORMATION TECHNOLOGY		2,533,841

Materials - 1.3%
Chemicals - 0.6%
Ecolab Inc	207	51,789
Olin Corp	7	205
		51,994
Construction Materials - 0.5%
CRH PLC	445	44,068
Metals & Mining - 0.1%
Nucor Corp	33	4,238
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	82	9,592
TOTAL MATERIALS		109,892

Real Estate - 0.8%
Health Care REITs - 0.1%
CareTrust REIT Inc	399	10,573
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	2,339	16,958
Retail REITs - 0.1%
Simon Property Group Inc	61	10,605
Specialized REITs - 0.4%
American Tower Corp	171	31,627
Crown Castle Inc	51	4,553
		36,180
TOTAL REAL ESTATE		74,316

Utilities - 1.1%
Electric Utilities - 1.1%
NextEra Energy Inc	926	66,265
NRG Energy Inc	78	7,990
Southern Co/The	120	10,074
		84,329
Multi-Utilities - 0.0%
Public Service Enterprise Group Inc	28	2,339
TOTAL UTILITIES		86,668

TOTAL UNITED STATES		8,176,427
TOTAL COMMON STOCKS (Cost $7,326,832)		8,176,427

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $88,824)	4.37	88,807	88,824

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $7,415,656)	8,265,251
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(51,119)
NET ASSETS - 100.0%	8,214,132

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
CBOE Mini SPX Index	Chicago Board Options Exchange	32	1,932,960	608.00	02/14/25	(15,184)
CBOE Mini SPX Index	Chicago Board Options Exchange	32	1,932,960	623.00	02/21/25	(3,408)
CBOE Mini SPX Index	Chicago Board Options Exchange	32	1,932,960	621.00	02/28/25	(7,008)
CBOE Mini SPX Index	Chicago Board Options Exchange	33	1,993,365	600.00	02/07/25	(24,948)

						(50,548)
TOTAL WRITTEN OPTIONS						(50,548)

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,769,659.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	616,027	527,203	2,858	-	-	88,824	88,807	0.0%
Total	-	616,027	527,203	2,858	-	-	88,824	88,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	931,722	931,722	-	-
Consumer Discretionary	1,059,264	1,059,264	-	-
Consumer Staples	285,398	285,398	-	-
Energy	219,550	219,550	-	-
Financials	1,245,094	1,245,094	-	-
Health Care	795,141	795,141	-	-
Industrials	835,541	835,541	-	-
Information Technology	2,533,841	2,533,841	-	-
Materials	109,892	109,892	-	-
Real Estate	74,316	74,316	-	-
Utilities	86,668	86,668	-	-

Money Market Funds	88,824	88,824	-	-
Total Investments in Securities:	8,265,251	8,265,251	-	-
Derivative Instruments:

Liabilities
Written Options	(50,548)	(50,548)	-	-
Total Liabilities	(50,548)	(50,548)	-	-
Total Derivative Instruments:	(50,548)	(50,548)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(50,548)
Total Equity Risk	0	(50,548)
Total Value of Derivatives	0	(50,548)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Fidelity® Yield Enhanced Equity ETF
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,326,832)	$8,176,427
Fidelity Central Funds (cost $88,824)	88,824

Total Investment in Securities (cost $7,415,656)		$8,265,251
Cash		1,229
Receivable for investments sold		179,101
Dividends receivable		4,264
Distributions receivable from Fidelity Central Funds		324
Receivable from investment adviser for expense reductions		260
Total assets		8,450,429
Liabilities
Payable for investments purchased	$184,048
Accrued management fee	1,701
Written options, at value (premium received $52,782)	50,548
Total liabilities		236,297
Net Assets		$8,214,132
Net Assets consist of:
Paid in capital		$7,377,519
Total accumulated earnings (loss)		836,613
Net Assets		$8,214,132
Net Asset Value, offering price and redemption price per share ($8,214,132 ÷ 300,000 shares)		$27.38
Statement of Operations
For the period April 9, 2024 (commencement of operations) through January 31, 2025
Investment Income
Dividends		$61,393
Interest		20
Income from Fidelity Central Funds		2,858
Total income		64,271
Expenses
Management fee	$13,960
Independent trustees' fees and expenses	1,981
Total expenses before reductions	15,941
Expense reductions	(2,312)
Total expenses after reductions		13,629
Net Investment income (loss)		50,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	58,762
Written options	(57,198)
Total net realized gain (loss)		1,564
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	849,595
Written options	2,234
Total change in net unrealized appreciation (depreciation)		851,829
Net gain (loss)		853,393
Net increase (decrease) in net assets resulting from operations		$904,035
Statement of Changes in Net Assets

For the period April 9, 2024 (commencement of operations) through January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,642
Net realized gain (loss)	1,564
Change in net unrealized appreciation (depreciation)	851,829
Net increase (decrease) in net assets resulting from operations	904,035
Distributions to shareholders	(67,422)
Distributions to shareholders from tax return of capital	(272,653)

Total Distributions	(340,075)
Share transactions
Proceeds from sales of shares	7,650,172

Net increase (decrease) in net assets resulting from share transactions	7,650,172
Total increase (decrease) in net assets	8,214,132

Net Assets
Beginning of period	-
End of period	$8,214,132

Other Information
Shares
Sold	300,000
Net increase (decrease)	300,000

Financial Highlights
Fidelity® Yield Enhanced Equity ETF

Years ended January 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.99
Income from Investment Operations
Net investment income (loss) B,C	.21
Net realized and unrealized gain (loss)	3.64
Total from investment operations	3.85
Distributions from net investment income	(.22) D
Distributions from net realized gain	(.07) D
Distributions from tax return of capital	(1.17)
Total distributions	(1.46)
Net asset value, end of period	$27.38
Total Return E,F,G	15.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.32% J
Expenses net of fee waivers, if any	.28 % J
Expenses net of all reductions	.27% J
Net investment income (loss)	1.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$8,214
Portfolio turnover rate K	101 % J,L

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF and Fidelity Yield Enhanced Equity ETF (the Funds) are exchange-traded funds of Fidelity Greenwood Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, options, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Dynamic Buffered Equity ETF	8,666,370	1,350,939	(247,403)	1,103,536
Fidelity Hedged Equity ETF	346,922,290	56,259,020	(9,607,262)	46,651,758
Fidelity Yield Enhanced Equity ETF	7,375,856	1,022,287	(185,674)	836,613

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Dynamic Buffered Equity ETF	5,116	(247,605)	1,103,536
Fidelity Hedged Equity ETF	207,737	(13,659,143)	46,651,758
Fidelity Yield Enhanced Equity ETF	-	-	836,613

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Dynamic Buffered Equity ETF	(55,812)	(191,793)	(247,605)
Fidelity Hedged Equity ETF	(6,035,179)	(7,623,964)	(13,659,143)

The tax character of distributions paid was as follows:
January 31, 2025A
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Dynamic Buffered Equity ETF	45,950	-	45,950
Fidelity Hedged Equity ETF	2,372,250	-	2,372,250
Fidelity Yield Enhanced Equity ETF	67,422	272,653	340,075

A For the period April 9, 2024 (commencement of operations) through January 31, 2025.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Dynamic Buffered Equity ETF
Equity Risk
Purchased Options	(214,043)	(55,378)
Written Options	(46,660)	(3,656)
Total Equity Risk	(260,703)	(59,034)
Totals	(260,703)	(59,034)
Fidelity Hedged Equity ETF
Equity Risk
Futures Contracts	(27,178)	(7,988)
Purchased Options	(9,055,411)	(3,613,715)
Total Equity Risk	(9,082,589)	(3,621,703)
Totals	(9,082,589)	(3,621,703)
Fidelity Yield Enhanced Equity ETF
Equity Risk
Written Options	(57,198)	2,234
Total Equity Risk	(57,198)	2,234
Totals	(57,198)	2,234

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Dynamic Buffered Equity ETF	Purchased Options	6,580,678
Fidelity Dynamic Buffered Equity ETF	Written Options	7,532,414
Fidelity Hedged Equity ETF	Purchased Options	783,937,858
Fidelity Yield Enhanced Equity ETF	Written Options	5,901,896

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dynamic Buffered Equity ETF	5,583,809	5,796,915
Fidelity Hedged Equity ETF	297,581,668	248,165,971
Fidelity Yield Enhanced Equity ETF	4,505,379	4,763,947

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Dynamic Buffered Equity ETF	9,379,713	672,658
Fidelity Hedged Equity ETF	476,695,600	200,438,753
Fidelity Yield Enhanced Equity ETF	7,527,762	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Dynamic Buffered Equity ETF	.48%
Fidelity Hedged Equity ETF	.48%
Fidelity Yield Enhanced Equity ETF	.28%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dynamic Buffered Equity ETF	42
Fidelity Hedged Equity ETF	891
Fidelity Yield Enhanced Equity ETF	43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dynamic Buffered Equity ETF	57,571	72,500	3,451
Fidelity Hedged Equity ETF	3,733,098	6,884,711	247,817
Fidelity Yield Enhanced Equity ETF	43,088	56,902	2,686
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Dynamic Buffered Equity ETF	.48%	2,316
Fidelity Hedged Equity ETF	.48%	122,319
Fidelity Yield Enhanced Equity ETF	.28%	1,913

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Dynamic Buffered Equity ETF	309
Fidelity Hedged Equity ETF	606
Fidelity Yield Enhanced Equity ETF	399
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Dynamic Buffered Equity ETF, Fidelity Hedged Equity ETF, and Fidelity Yield Enhanced Equity ETF (the "Funds"), each a fund Fidelity Greenwood Street Trust, including the schedules of investments, as of January 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from April 9, 2024 (commencement of operations) through January 31, 2025, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the period from April 9, 2024 (commencement of operations) through January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Dynamic Buffered Equity ETF
June 2024	100%
September 2024	100%
December 2024	100%
Fidelity Hedged Equity ETF
June 2024	100%
September 2024	100%
December 2024	100%
Fidelity Yield Enhanced Equity ETF
June 2024	74%
September 2024	74%
December 2024	74%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Dynamic Buffered Equity ETF
June 2024	100%
September 2024	100%
December 2024	100%
Fidelity Hedged Equity ETF
June 2024	100%
September 2024	100%
December 2024	100%
Fidelity Yield Enhanced Equity ETF
June 2024	73.85%
September 2024	73.85%
December 2024	73.85%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Yield Enhanced Equity ETF
June 2024	2.35%
September 2024	2.35%
December 2024	2.35%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Yield Enhanced Equity ETF	$2,022

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Fidelity Dynamic Buffered Equity ETF
Fidelity Hedged Equity ETF
Fidelity Yield Enhanced Equity ETF

At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for each fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that Fidelity Diversifying Solutions LLC (FDS) or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not each fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the funds under the management contracts with FDS will remain unchanged.
The Board further considered that the approval of each fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FDS and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of services provided to each fund by FDS and its affiliates.
In connection with its consideration of future renewals of each fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Sub-Advisory Contracts should be approved.

1.9911147.100
HBE-ANN-0425
Fidelity® SAI Convertible Arbitrage Fund

Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Convertible Arbitrage Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 15.3%
	Shares	Value ($)
UNITED STATES - 15.3%
Information Technology - 15.3%
Semiconductors & Semiconductor Equipment - 8.4%
Broadcom Inc	75,000	16,595,250
NVIDIA Corp	160,000	19,211,200
		35,806,450
Software - 2.3%
Microsoft Corp	24,000	9,961,440
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	84,000	19,824,000
TOTAL COMMON STOCKS (Cost $61,784,601)		65,591,890

Convertible Corporate Bonds - 43.9%
	Principal Amount (a)	Value ($)
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 3.125% 3/15/2030 (b)	2,000,000	1,708,800
UNITED STATES - 43.5%
Communication Services - 1.7%
Interactive Media & Services - 1.3%
fuboTV Inc 3.25% 2/15/2026	5,670,000	5,450,571
Media - 0.4%
Cable One Inc 0% 3/15/2026 (c)	2,000,000	1,875,000
TOTAL COMMUNICATION SERVICES		7,325,571

Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc 0% 3/15/2026 (c)	9,000,000	8,495,780
Leisure Products - 1.1%
Peloton Interactive Inc 0% 2/15/2026 (d)	5,000,000	4,650,000
TOTAL CONSUMER DISCRETIONARY		13,145,780

Financials - 1.5%
Capital Markets - 0.1%
Galaxy Digital Holdings LP 3% 12/15/2026 (b)	500,000	515,949
Consumer Finance - 1.4%
Upstart Holdings Inc 0.25% 8/15/2026	6,250,000	5,734,375
TOTAL FINANCIALS		6,250,324

Health Care - 12.9%
Biotechnology - 2.6%
Coherus Biosciences Inc 1.5% 4/15/2026	2,500,000	2,390,063
Insmed Inc 0.75% 6/1/2028	3,700,000	8,864,905
		11,254,968
Health Care Equipment & Supplies - 5.9%
Enovis Corp 3.875% 10/15/2028	2,000,000	2,186,000
Integra LifeSciences Holdings Corp 0.5% 8/15/2025	5,000,000	4,850,000
Lantheus Holdings Inc 2.625% 12/15/2027	9,500,000	12,885,194
NuVasive Inc 0.375% 3/15/2025	3,700,000	3,674,771
Semler Scientific Inc 4.25% 8/1/2030 (b)	1,670,000	1,654,135
		25,250,100
Health Care Providers & Services - 2.1%
Alignment Healthcare Inc 4.25% 11/15/2029 (b)	7,000,000	8,991,500
Pharmaceuticals - 2.3%
Pacira BioSciences Inc 0.75% 8/1/2025	10,000,000	9,744,000
TOTAL HEALTH CARE		55,240,568

Industrials - 9.6%
Aerospace & Defense - 1.0%
Axon Enterprise Inc 0.5% 12/15/2027	1,500,000	4,283,350
Commercial Services & Supplies - 0.8%
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,380,659
Construction & Engineering - 5.5%
Granite Construction Inc 3.25% 6/15/2030 (b)	6,000,000	7,893,000
Granite Construction Inc 3.75% 5/15/2028	8,000,000	15,757,600
		23,650,600
Machinery - 0.5%
Middleby Corp/The 1% 9/1/2025	1,500,000	2,015,157
Professional Services - 1.8%
Fiverr International Ltd 0% 11/1/2025 (c)	8,000,000	7,645,592
TOTAL INDUSTRIALS		40,975,358

Information Technology - 14.7%
Electronic Equipment, Instruments & Components - 0.9%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,500,000	3,837,050
IT Services - 1.5%
Okta Inc 0.125% 9/1/2025	1,540,000	1,492,260
Snowflake Inc 0% 10/1/2027 (b)(d)	3,820,000	5,004,200
		6,496,460
Semiconductors & Semiconductor Equipment - 4.6%
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	12,100,000	19,577,800
Software - 7.7%
BlackLine Inc 1% 6/1/2029 (b)	5,000,000	5,612,528
Box Inc 1.5% 9/15/2029 (b)	3,000,000	2,983,500
Core Scientific Inc 3% 9/1/2029 (b)	2,880,000	3,997,440
MARA Holdings Inc 0% 6/1/2031 (b)(d)	3,200,000	2,711,313
RingCentral Inc 0% 3/15/2026 (d)	3,000,000	2,812,500
Tyler Technologies Inc 0.25% 3/15/2026	11,617,000	14,532,868
		32,650,149
TOTAL INFORMATION TECHNOLOGY		62,561,459

TOTAL UNITED STATES		185,499,060
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $175,626,611)		187,207,860

Domestic Equity Funds - 5.4%
	Shares	Value ($)
Financial Select Sector SPDR ETF	208,300	10,721,201
iShares Core S&P 500 ETF	20,700	12,516,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,767,856)		23,237,663

International Equity Funds - 2.8%
	Shares	Value ($)
iShares MSCI ACWI ETF (Cost $11,177,097)	99,500	12,058,405

U.S. Treasury Obligations - 31.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/13/2025 (f)	4.44	50,000,000	49,940,996
US Treasury Bills 0% 3/20/2025 (f)(g)	4.27 to 4.28	60,000,000	59,683,125
US Treasury Bills 0% 3/4/2025 (f)	4.44	10,000,000	9,965,742
US Treasury Bills 0% 4/24/2025 (f)	4.26	15,000,000	14,860,567
TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,413,725)			134,450,430

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $1,939,811)	4.37	1,939,424	1,939,811

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $406,709,701)	424,486,059
NET OTHER ASSETS (LIABILITIES) - 0.7%	3,152,664
NET ASSETS - 100.0%	427,638,723

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	92	Mar 2025	18,917,500	(10,219)	(10,219)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	303	Mar 2025	32,236,359	96,613	96,613

TOTAL FUTURES CONTRACTS					86,394
The notional amount of futures sold as a percentage of Net Assets is 11.9%

Total Return Swaps
Description	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the U.S. SOFR Index plus or minus a specified spread ranging from (0.20)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	Bank of Montreal	Sep 2025	662,428,424	1,762,206	(36,701)	1,725,505

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Akamai Technologies Inc		(43,200)	(4,315,680)	(396,884)	(0.23)	Common Stock
Altair Engineering Inc Class A		(64,000)	(7,062,400)	7,174	0.00	Common Stock
Ascendis Pharma A/S ADR		(27,000)	(3,527,820)	121,155	0.07	Common Stock
BILL Holdings Inc		(78,100)	(7,557,737)	(742,026)	(0.43)	Common Stock
Bloom Energy Corp Class A		(184,900)	(4,359,942)	(163,348)	(0.09)	Common Stock
Burlington Stores Inc		(40,000)	(11,357,200)	77,055	0.04	Common Stock
Cable One Inc		(300)	(91,203)	8,316	0.00	Common Stock
Carnival Corp		(515,000)	(14,250,050)	(1,378,584)	(0.80)	Common Stock
Century Aluminum Co		(130,000)	(2,376,400)	295,154	0.17	Common Stock
Chefs' Warehouse Inc/The		(99,000)	(5,332,140)	(114,637)	(0.07)	Common Stock
Coinbase Global Inc Class A		(12,500)	(3,641,625)	(197,678)	(0.11)	Common Stock
Cracker Barrel Old Country Store Inc		-	-	402	0.00	Common Stock
Datadog Inc Class A		(21,500)	(3,068,265)	(31,610)	(0.02)	Common Stock
Dexcom Inc		(2,500)	(217,075)	(15,646)	(0.01)	Common Stock
Etsy Inc		(5,500)	(302,005)	(8,417)	0.00	Common Stock
Exact Sciences Corp		(126,000)	(7,062,300)	(304,412)	(0.18)	Common Stock
FirstEnergy Corp		(22,000)	(875,600)	(10,986)	(0.01)	Common Stock
Ford Motor Co		(195,100)	(1,966,608)	(13,698)	(0.01)	Common Stock
Green Plains Inc		(55,000)	(491,150)	40,690	0.02	Common Stock
Haemonetics Corp		(56,400)	(3,894,420)	347,418	0.20	Common Stock
Halozyme Therapeutics Inc		(50,000)	(2,832,000)	(100,693)	(0.06)	Common Stock
Hewlett Packard Enterprise Co		(143,750)	(3,046,062)	310,448	0.18	Common Stock
IMAX Corp.		(70,400)	(1,657,920)	(50,911)	(0.03)	Common Stock
Itron Inc		(32,000)	(3,435,520)	(77,661)	(0.05)	Common Stock
Jazz Pharmaceuticals PLC		(3,400)	(422,858)	(2,949)	0.00	Common Stock
Liberty Media Corp-Liberty Formula One Class C		(57,500)	(5,502,750)	(251,427)	(0.15)	Common Stock
Live Nation Entertainment Inc		(38,300)	(5,541,244)	(422,289)	(0.24)	Common Stock
Lumentum Holdings Inc		(65,000)	(5,528,900)	267,696	0.16	Common Stock
Lyft Inc Class A		(195,000)	(2,640,300)	(21,667)	(0.01)	Common Stock
MACOM Technology Solutions Holdings Inc		(140,000)	(18,515,000)	1,251,624	0.73	Common Stock
MakeMyTrip Ltd		(49,000)	(5,354,230)	(193,744)	(0.11)	Common Stock
Marriott Vacations Worldwide Corp		(10,400)	(902,408)	(2,626)	0.00	Common Stock
Merck & Co Inc		(26,000)	(2,569,320)	38,564	0.02	Common Stock
Mesa Laboratories Inc		(500)	(68,845)	(1,166)	0.00	Common Stock
Microchip Technology Inc		(11,200)	(608,160)	31,600	0.02	Common Stock
MicroStrategy Inc Class A		-	-	(62,303)	(0.04)	Common Stock
Mirum Pharmaceuticals Inc		(56,800)	(2,776,384)	(139,430)	(0.08)	Common Stock
MKS Instruments Inc		-	-	(160,878)	(0.09)	Common Stock
Okta Inc Class A		(3,000)	(282,660)	(29,521)	(0.02)	Common Stock
ON Semiconductor Corp		(126,000)	(6,594,840)	402,489	0.23	Common Stock
Parsons Corp		(31,500)	(2,497,005)	531,454	0.31	Common Stock
Peabody Energy Corp		(96,000)	(1,742,400)	53,604	0.03	Common Stock
Penguin Solutions Inc		(212,100)	(4,301,388)	(58,852)	(0.03)	Common Stock
Progress Software Corp		(71,600)	(4,104,828)	439,978	0.25	Common Stock
Seagate Technology Holdings PLC		(96,500)	(9,298,740)	(53,673)	(0.03)	Common Stock
Snap Inc Class A		(329,000)	(3,714,410)	188,957	0.11	Common Stock
Snowflake Inc Class A		(73,400)	(13,322,834)	(1,133,805)	(0.66)	Common Stock
Southern Co/The		(45,000)	(3,777,750)	(64,555)	(0.04)	Common Stock
Spotify Technology SA		(5,500)	(3,017,025)	(312,682)	(0.18)	Common Stock
Tetra Tech Inc		(110,000)	(4,048,000)	851,502	0.49	Common Stock
Uber Technologies Inc		(46,200)	(3,088,470)	14,450	0.01	Common Stock
United States Steel Corp		(733,400)	(27,025,790)	(194,315)	(0.11)	Common Stock
Veeco Instruments Inc		(26,700)	(677,646)	38,903	0.02	Common Stock
Ventas Inc		(109,400)	(6,609,948)	(246,223)	(0.14)	Common Stock
Vertex Inc Class A		(113,400)	(6,548,850)	(230,376)	(0.13)	Common Stock
WEC Energy Group Inc		(73,300)	(7,275,758)	(255,551)	(0.15)	Common Stock
Western Digital Corp		(31,000)	(2,019,030)	(11,381)	(0.01)	Common Stock
Winnebago Industries Inc		(7,500)	(358,500)	967	0.00	Common Stock
Airbnb Inc 0% 3/15/2026		7,500,000	7,079,816	(4,960)	0.00	Convertible Corporate Bond
Akamai Technologies Inc 1.125% 2/15/2029		10,000,000	10,057,500	423,392	0.25	Convertible Corporate Bond
Altair Engineering Inc 1.75% 6/15/2027		5,000,000	7,877,166	8,702	0.01	Convertible Corporate Bond
Ascendis Pharma A/S 2.25% 4/1/2028		7,500,000	8,108,226	(187,876)	(0.11)	Convertible Corporate Bond
BILL Holdings Inc 0% 4/1/2030		13,500,000	14,411,250	847,785	0.49	Convertible Corporate Bond
Bloom Energy Corp 3% 6/1/2028		4,250,000	6,264,783	230,290	0.13	Convertible Corporate Bond
BofA Finance LLC 0.6% 5/25/2027		5,000,000	5,080,666	(64,881)	(0.04)	Convertible Corporate Bond
Burlington Stores Inc 1.25% 12/15/2027		9,500,000	14,189,833	(140,216)	(0.08)	Convertible Corporate Bond
Cable One Inc 0% 3/15/2026		3,000,000	2,812,500	(17,952)	(0.01)	Convertible Corporate Bond
Carnival Corp 5.75% 12/1/2027		7,750,000	17,095,746	1,370,629	0.81	Convertible Corporate Bond
Century Aluminum Co 2.75% 5/1/2028		3,750,000	4,474,966	(355,484)	(0.21)	Convertible Corporate Bond
Chefs' Warehouse Inc/The 2.375% 12/15/2028		5,500,000	7,490,193	79,423	0.05	Convertible Corporate Bond
Coinbase Global Inc 0.25% 4/1/2030		5,000,000	5,834,248	172,164	0.10	Convertible Corporate Bond
Cracker Barrel Old Country Store Inc 0.625% 6/15/2026		-	-	29,373	0.02	Convertible Corporate Bond
Datadog Inc 0.125% 6/15/2025		2,000,000	3,094,183	22,697	0.01	Convertible Corporate Bond
Dexcom Inc 0.25% 11/15/2025		7,500,000	7,271,181	21,552	0.01	Convertible Corporate Bond
Etsy Inc 0.125% 9/1/2027		5,500,000	4,776,852	(12,759)	(0.01)	Convertible Corporate Bond
Exact Sciences Corp 2% 3/1/2030		13,500,000	13,971,749	246,707	0.14	Convertible Corporate Bond
FirstEnergy Corp 4% 5/1/2026		5,250,000	5,332,541	25,478	0.01	Convertible Corporate Bond
Ford Motor Co 0% 3/15/2026		9,500,000	9,262,500	(20,323)	(0.01)	Convertible Corporate Bond
Green Plains Inc 2.25% 3/15/2027		5,000,000	4,358,625	53,280	0.03	Convertible Corporate Bond
Haemonetics Corp 2.5% 6/1/2029		12,000,000	11,559,666	(227,961)	(0.13)	Convertible Corporate Bond
Halozyme Therapeutics Inc 1% 8/15/2028		3,750,000	4,463,427	87,196	0.05	Convertible Corporate Bond
IMAX Corp 0.5% 4/1/2026		4,500,000	4,676,408	85,298	0.05	Convertible Corporate Bond
Itron Inc 1.375% 7/15/2030		6,000,000	6,256,125	47,792	0.03	Convertible Corporate Bond
Jazz Investments I Ltd 2% 6/15/2026		1,750,000	1,794,041	5,375	0.00	Convertible Corporate Bond
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027		6,750,000	8,580,168	329,096	0.19	Convertible Corporate Bond
Live Nation Entertainment Inc 3.125% 1/15/2029		5,000,000	7,410,812	424,813	0.25	Convertible Corporate Bond
Lumentum Holdings Inc 1.5% 12/15/2029		5,500,000	7,790,966	(216,238)	(0.13)	Convertible Corporate Bond
Lyft Inc 0.625% 3/1/2029		5,500,000	5,462,263	41,499	0.02	Convertible Corporate Bond
MakeMyTrip Ltd 0% 2/15/2028		2,000,000	5,685,000	192,078	0.11	Convertible Corporate Bond
Marriott Vacations Worldwide Corp 3.25% 12/15/2027		9,500,000	8,928,416	(9,243)	(0.01)	Convertible Corporate Bond
Mesa Laboratories Inc 1.375% 8/15/2025		1,000,000	981,416	154	0.00	Convertible Corporate Bond
Microchip Technology Inc 0.75% 6/1/2030		4,000,000	3,716,727	5,832	0.00	Convertible Corporate Bond
MicroStrategy Inc 2.25% 6/15/2032		-	-	58,290	0.03	Convertible Corporate Bond
Mirum Pharmaceuticals Inc 4% 5/1/2029		2,000,000	3,452,529	149,175	0.09	Convertible Corporate Bond
MKS Instruments Inc 1.25% 6/1/2030		-	-	169,405	0.10	Convertible Corporate Bond
Okta Inc 0.375% 6/15/2026		2,700,000	2,519,100	(3,821)	0.00	Convertible Corporate Bond
ON Semiconductor Corp 0% 5/1/2027		9,500,000	11,139,837	(403,669)	(0.23)	Convertible Corporate Bond
Parsons Corp 2.625% 3/1/2029		4,250,000	4,639,229	(503,260)	(0.29)	Convertible Corporate Bond
Peabody Energy Corp 3.25% 3/1/2028		2,500,000	2,948,055	(42,715)	(0.02)	Convertible Corporate Bond
Penguin Solutions Inc 2% 8/15/2030		8,250,000	8,281,390	2,540	0.00	Convertible Corporate Bond
Progress Software Corp 1% 4/15/2026		5,500,000	6,132,500	(420,954)	(0.24)	Convertible Corporate Bond
Seagate HDD Cayman 3.5% 6/1/2028		10,000,000	13,052,777	168,508	0.10	Convertible Corporate Bond
Snap Inc 0.125% 3/1/2028		3,750,000	3,120,104	(3,299)	0.00	Convertible Corporate Bond
Snap Inc 0.5% 5/1/2030		10,000,000	8,787,777	(108,308)	(0.06)	Convertible Corporate Bond
Snowflake Inc 0% 10/1/2027		12,180,000	15,955,800	864,250	0.50	Convertible Corporate Bond
Southern Co/The 3.875% 12/15/2025		7,500,000	7,951,250	46,316	0.03	Convertible Corporate Bond
Spotify USA Inc 0% 3/15/2026		5,000,000	5,934,500	340,275	0.20	Convertible Corporate Bond
Tetra Tech Inc 2.25% 8/15/2028		3,800,000	4,322,068	(329,226)	(0.19)	Convertible Corporate Bond
Uber Technologies Inc 0.875% 12/1/2028		5,500,000	6,388,288	(45,066)	(0.03)	Convertible Corporate Bond
United States Steel Corp 5% 11/1/2026		10,000,000	27,832,777	88,931	0.05	Convertible Corporate Bond
Veeco Instruments Inc 2.875% 6/1/2029		1,083,000	1,267,507	(33,919)	(0.02)	Convertible Corporate Bond
Ventas Realty LP 3.75% 6/1/2026		8,000,000	9,295,666	211,366	0.12	Convertible Corporate Bond
Vertex Inc 0.75% 5/1/2029		4,720,000	7,963,552	204,404	0.12	Convertible Corporate Bond
WEC Energy Group Inc 4.375% 6/1/2029		12,500,000	13,912,934	268,330	0.16	Convertible Corporate Bond
Western Digital Corp 3% 11/15/2028		2,000,000	2,827,703	8,470	0.00	Convertible Corporate Bond
Winnebago Industries Inc 1.5% 4/1/2025		1,250,000	1,245,729	(229)	0.00	Convertible Corporate Bond
Hewlett Packard Enterprise Co 7.625%		62,500	3,850,000	(315,997)	(0.18)	Convertible Preferred Stock

Description	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the U.S. SOFR Index plus or minus a specified spread ranging from (0.50)% to 1.05% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	BNP Paribas SA	Oct 2025	701,849,405	949,445	352,103	1,301,548

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Advanced Energy Industries Inc		(55,000)	(6,329,400)	347,173	0.27	Common Stock
Akamai Technologies Inc		(47,000)	(4,695,300)	(431,649)	(0.33)	Common Stock
Alignment Healthcare Inc		(365,000)	(5,617,350)	(532,865)	(0.41)	Common Stock
Alnylam Pharmaceuticals Inc		(9,100)	(2,468,921)	(179,442)	(0.14)	Common Stock
Apple Inc		(84,000)	(19,824,000)	209,830	0.16	Common Stock
Avi Biopharma Inc		(19,400)	(2,206,168)	113,845	0.09	Common Stock
Axon Enterprise Inc		(37,500)	(24,456,750)	(2,659,661)	(2.04)	Common Stock
BlackLine Inc		(76,100)	(4,858,985)	(384,531)	(0.30)	Common Stock
Bloom Energy Corp Class A		(135,300)	(3,190,374)	823,294	0.63	Common Stock
Box Inc Class A		(104,100)	(3,475,899)	(167,741)	(0.13)	Common Stock
Broadcom Inc		(75,000)	(16,595,250)	550,150	0.42	Common Stock
Cinemark Holdings Inc		(545,000)	(15,603,350)	263,176	0.20	Common Stock
Core Scientific Inc		(575,000)	(7,055,250)	1,441,903	1.11	Common Stock
Enovis Corp		(23,000)	(1,080,540)	(26,703)	(0.02)	Common Stock
Freshpet Inc		(78,000)	(12,476,100)	(508,446)	(0.39)	Common Stock
Granite Construction Inc		(272,300)	(24,000,522)	998,887	0.77	Common Stock
Greenbrier Cos Inc/The		(108,600)	(7,195,836)	91,121	0.07	Common Stock
Guess? Inc		(294,500)	(3,801,995)	137,600	0.11	Common Stock
Innoviva Inc		(95,000)	(1,770,800)	(45,673)	(0.04)	Common Stock
Insmed Inc		(176,600)	(13,524,028)	(1,099,867)	(0.85)	Common Stock
InterDigital Inc		(23,500)	(4,300,030)	(173,673)	(0.13)	Common Stock
Jazz Pharmaceuticals PLC		(11,600)	(1,442,692)	(10,012)	(0.01)	Common Stock
Kosmos Energy Ltd		(199,400)	(634,092)	105,285	0.08	Common Stock
Lantheus Holdings Inc		(99,000)	(9,158,490)	111,105	0.09	Common Stock
Mara Holdings Inc		(66,000)	(1,210,440)	(9,946)	(0.01)	Common Stock
Merit Medical Systems Inc		(105,000)	(11,432,400)	(748,669)	(0.58)	Common Stock
Microsoft Corp		(24,000)	(9,961,440)	297,164	0.23	Common Stock
Middleby Corp/The		(61,500)	(10,525,110)	(1,615,923)	(1.24)	Common Stock
Mirum Pharmaceuticals Inc		(123,200)	(6,022,016)	(301,802)	(0.23)	Common Stock
NextEra Energy Inc		(73,200)	(5,238,192)	(154,422)	(0.12)	Common Stock
Nice Ltd ADR		(1,900)	(315,666)	2,587	0.00	Common Stock
Nutanix Inc Class A		(44,000)	(3,025,660)	(121,546)	(0.09)	Common Stock
NVIDIA Corp		(160,000)	(19,211,200)	2,644,911	2.03	Common Stock
OSI Systems Inc		(17,000)	(3,339,480)	(527,779)	(0.41)	Common Stock
Repligen Corp		(37,300)	(6,199,633)	(183,108)	(0.14)	Common Stock
Rivian Automotive Inc Class A		(299,500)	(3,761,720)	421,827	0.32	Common Stock
Semler Scientific Inc		(6,838)	(355,302)	17,933	0.01	Common Stock
Sphere Entertainment Co Class A		(143,500)	(6,687,100)	(661,432)	(0.51)	Common Stock
Stride Inc		(160,000)	(21,584,000)	(3,727,824)	(2.82)	Common Stock
Tandem Diabetes Care Inc		(100,000)	(3,706,000)	(103,216)	(0.08)	Common Stock
Terawulf Inc		(613,400)	(2,925,918)	873,101	0.67	Common Stock
TransMedics Group Inc		(57,000)	(3,850,350)	(397,811)	(0.31)	Common Stock
Tyler Technologies Inc		(20,300)	(12,213,292)	(578,413)	(0.44)	Common Stock
Uber Technologies Inc		(30,800)	(2,058,980)	10,014	0.01	Common Stock
Vishay Intertechnology Inc		(165,100)	(2,795,143)	(71,713)	(0.06)	Common Stock
Wayfair Inc		(9,000)	(435,330)	(48,213)	(0.04)	Common Stock
Western Digital Corp		(55,800)	(3,634,254)	(20,092)	(0.02)	Common Stock
Workiva Inc		(10,000)	(982,200)	161,170	0.12	Common Stock
World Kinect Corp		(114,400)	(3,234,088)	1,269	0.00	Common Stock
Xerox Holdings Corp		(156,400)	(1,335,656)	59,388	0.05	Common Stock
Ziff Davis Inc		(12,500)	(673,625)	(7,060)	(0.01)	Common Stock
Zscaler Inc		(34,000)	(6,888,060)	(414,414)	(0.32)	Common Stock
Advanced Energy Industries Inc 2.5% 9/15/2028		7,000,000	7,741,183	(194,585)	(0.15)	Convertible Corporate Bond
Akamai Technologies Inc 0.375% 9/1/2027		10,000,000	10,310,833	399,204	0.31	Convertible Corporate Bond
Alnylam Pharmaceuticals Inc 1% 9/15/2027		4,000,000	4,599,755	159,937	0.12	Convertible Corporate Bond
Axon Enterprise Inc 0.5% 12/15/2027		7,500,000	21,421,748	2,257,073	1.73	Convertible Corporate Bond
BlackLine Inc 1% 6/1/2029		2,500,000	2,810,569	130,878	0.10	Convertible Corporate Bond
Bloom Energy Corp 3% 6/1/2028		3,000,000	4,422,200	(800,288)	(0.61)	Convertible Corporate Bond
Box Inc 1.5% 9/15/2029		4,500,000	4,500,187	73,892	0.06	Convertible Corporate Bond
Cinemark Holdings Inc 4.5% 8/15/2025		8,250,000	16,735,125	(282,298)	(0.22)	Convertible Corporate Bond
Core Scientific Inc 3% 9/1/2029		4,570,000	6,405,616	(817,926)	(0.63)	Convertible Corporate Bond
Five9 Inc 0.5% 6/1/2025		1,500,000	1,473,241	(2,615)	0.00	Convertible Corporate Bond
Freshpet Inc 3% 4/1/2028		6,000,000	14,296,000	527,133	0.41	Convertible Corporate Bond
Galaxy Digital Holdings LP 3% 12/15/2026		2,500,000	2,589,750	59,721	0.05	Convertible Corporate Bond
Granite Construction Inc 3.25% 6/15/2030		4,500,000	5,939,249	(181,656)	(0.14)	Convertible Corporate Bond
Greenbrier Cos Inc/The 2.875% 4/15/2028		8,250,000	10,701,281	(105,538)	(0.08)	Convertible Corporate Bond
Guess? Inc 3.75% 4/15/2028		10,000,000	9,357,500	(79,366)	(0.06)	Convertible Corporate Bond
Innoviva Inc 2.5% 8/15/2025		2,500,000	2,868,476	4,857	0.00	Convertible Corporate Bond
Insmed Inc 0.75% 6/1/2028		2,404,000	5,762,897	443,019	0.34	Convertible Corporate Bond
InterDigital Inc 3.5% 6/1/2027		2,000,000	4,765,820	169,060	0.13	Convertible Corporate Bond
Jazz Investments I Ltd 2% 6/15/2026		3,500,000	3,588,083	10,259	0.01	Convertible Corporate Bond
Merit Medical Systems Inc 3% 2/1/2029		10,960,000	15,171,553	749,635	0.58	Convertible Corporate Bond
Middleby Corp/The 1% 9/1/2025		7,500,000	10,107,452	1,435,197	1.10	Convertible Corporate Bond
Mirum Pharmaceuticals Inc 4% 5/1/2029		4,800,000	8,286,069	356,975	0.27	Convertible Corporate Bond
NextEra Energy Capital Holdings Inc 3% 3/1/2027		7,500,000	8,746,250	150,729	0.12	Convertible Corporate Bond
Nice Ltd 0% 9/15/2025		4,000,000	3,870,000	(8,638)	(0.01)	Convertible Corporate Bond
Nutanix Inc 0.25% 10/1/2027		3,500,000	4,584,465	117,915	0.09	Convertible Corporate Bond
OSI Systems Inc 2.25% 8/1/2029		4,300,000	5,144,029	554,177	0.43	Convertible Corporate Bond
Repligen Corp 1% 12/15/2028		11,500,000	12,448,685	72,486	0.06	Convertible Corporate Bond
Rivian Automotive Inc 3.625% 10/15/2030		7,750,000	6,985,942	(344,931)	(0.27)	Convertible Corporate Bond
Sarepta Therapeutics, Inc. 1.25% 9/15/27		4,000,000	4,303,166	(114,767)	(0.09)	Convertible Corporate Bond
Sphere Entertainment Co 3.5% 12/1/2028		6,000,000	9,096,166	624,400	0.48	Convertible Corporate Bond
Stride Inc 1.125% 9/1/2027		8,500,000	21,609,125	3,184,253	2.45	Convertible Corporate Bond
Tandem Diabetes Care Inc 1.5% 3/15/2029		4,000,000	5,293,000	97,589	0.07	Convertible Corporate Bond
Terawulf Inc 2.75% 2/1/2030		6,500,000	5,962,752	(753,516)	(0.58)	Convertible Corporate Bond
TransMedics Group Inc 1.5% 6/1/2028		7,500,000	7,969,882	307,425	0.24	Convertible Corporate Bond
Uber Technologies Inc 0.875% 12/1/2028		2,500,000	2,903,767	(20,885)	(0.02)	Convertible Corporate Bond
Vishay Intertechnology Inc 2.25% 9/15/2030		10,000,000	9,096,250	168,393	0.13	Convertible Corporate Bond
Wayfair Inc 1% 8/15/2026		6,625,000	6,132,541	(54,016)	(0.04)	Convertible Corporate Bond
Western Digital Corp 3% 11/15/2028		3,500,000	4,948,480	14,154	0.01	Convertible Corporate Bond
Workiva Inc 1.125% 8/15/2026		1,000,000	1,308,250	(169,348)	(0.13)	Convertible Corporate Bond
World Kinect Corp 3.25% 7/1/2028		5,000,000	5,736,944	(7,678)	(0.01)	Convertible Corporate Bond
Xerox Holdings Corp 3.75% 3/15/2030		6,000,000	4,565,407	(222,742)	(0.17)	Convertible Corporate Bond
Ziff Davis Inc 1.75% 11/1/2026		5,000,000	4,703,611	2,484	0.00	Convertible Corporate Bond
Zscaler Inc 0.125% 7/1/2025		5,808,000	7,925,661	392,016	0.30	Convertible Corporate Bond
Financial Select Sector SPDR ETF		(208,300)	(10,721,201)	(387,307)	(0.30)	ETF
iShares Core S&P 500 ETF		(20,700)	(12,516,462)	(153,754)	(0.12)	ETF
iShares MSCI ACWI ETF		(99,500)	(12,058,405)	(228,546)	(0.18)	ETF

Benchmark Rates
Counterparty	Benchmark	Benchmark Rate
Bank of Montreal	U.S. SOFR Index	4.35% - 4.36%
BNP Paribas SA	U.S. SOFR Index	4.33%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,072,365 or 9.6% of net assets.

(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Principal Only Strips represent the right to receive the monthly principal payments.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $116,905,156.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $517,254.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,110,094	670,120,944	673,288,885	907,250	(2,342)	-	1,939,811	1,939,424	0.0%
Total	5,110,094	670,120,944	673,288,885	907,250	(2,342)	-	1,939,811	1,939,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	65,591,890	65,591,890	-	-

Convertible Corporate Bonds
Communication Services	7,325,571	-	7,325,571	-
Consumer Discretionary	13,145,780	-	13,145,780	-
Energy	1,708,800	-	1,708,800	-
Financials	6,250,324	-	6,250,324	-
Health Care	55,240,568	-	55,240,568	-
Industrials	40,975,358	-	40,975,358	-
Information Technology	62,561,459	-	62,561,459	-

Domestic Equity Funds	23,237,663	23,237,663	-	-

International Equity Funds	12,058,405	12,058,405	-	-

U.S. Treasury Obligations	134,450,430	-	134,450,430	-

Money Market Funds	1,939,811	1,939,811	-	-
Total Investments in Securities:	424,486,059	102,827,769	321,658,290	-
Derivative Instruments:

Assets
Futures Contracts	96,613	96,613	-	-
Swaps	3,027,053	-	3,027,053	-
Total Assets	3,123,666	96,613	3,027,053	-

Liabilities
Futures Contracts	(10,219)	(10,219)	-	-
Total Liabilities	(10,219)	(10,219)	-	-
Total Derivative Instruments:	3,113,447	86,394	3,027,053	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	96,613	(10,219)
Total Interest Rate Risk	96,613	(10,219)
Equity Risk
Swaps (b)	3,027,053	0
Total Equity Risk	3,027,053	0
Total Value of Derivatives	3,123,666	(10,219)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $404,769,890)	$422,546,248
Fidelity Central Funds (cost $1,939,811)	1,939,811

Total Investment in Securities (cost $406,709,701)		$424,486,059
Interest receivable		546,366
Distributions receivable from Fidelity Central Funds		70,972
Receivable for daily variation margin on futures contracts		83,742
Bi-lateral OTC swaps, at value		3,027,053
Prepaid expenses		25,388
Receivable from investment adviser for expense reductions		24,330
Total assets		428,263,910
Liabilities
Accrued management fee	$496,338
Audit fee payable	85,512
Registration fee payable	41,285
Other payables and accrued expenses	2,052
Total liabilities		625,187
Net Assets		$427,638,723
Net Assets consist of:
Paid in capital		$420,267,837
Total accumulated earnings (loss)		7,370,886
Net Assets		$427,638,723
Net Asset Value, offering price and redemption price per share ($427,638,723 ÷ 40,308,324 shares)		$10.61
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$350,779
Interest		8,261,920
Income from Fidelity Central Funds		907,250
Total income		9,519,949
Expenses
Management fee	$3,491,712
Custodian fees and expenses	29,291
Independent trustees' fees and expenses	97,620
Registration fees	80,933
Audit fees	104,875
Legal	14,612
Interest	1,984
Miscellaneous	16,334
Total expenses before reductions	3,837,361
Expense reductions	(238,090)
Total expenses after reductions		3,599,271
Net Investment income (loss)		5,920,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,935,892
Fidelity Central Funds	(2,342)
Futures contracts	653,344
Swaps	(14,437,596)
Total net realized gain (loss)		149,298
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,998,853
Futures contracts	233,508
Swaps	3,904,412
Total change in net unrealized appreciation (depreciation)		19,136,773
Net gain (loss)		19,286,071
Net increase (decrease) in net assets resulting from operations		$25,206,749
Statement of Changes in Net Assets

	Year ended January 31, 2025	For the period September 12, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,920,678	$1,415,431
Net realized gain (loss)	149,298	(730,770)
Change in net unrealized appreciation (depreciation)	19,136,773	1,753,032
Net increase (decrease) in net assets resulting from operations	25,206,749	2,437,693
Distributions to shareholders	(19,659,575)	(614,320)

Share transactions
Proceeds from sales of shares	250,000,000	155,010,150
Reinvestment of distributions	19,659,575	614,320
Cost of shares redeemed	-	(5,015,869)

Net increase (decrease) in net assets resulting from share transactions	269,659,575	150,608,601
Total increase (decrease) in net assets	275,206,749	152,431,974

Net Assets
Beginning of period	152,431,974	-
End of period	$427,638,723	$152,431,974

Other Information
Shares
Sold	23,401,233	15,469,713
Issued in reinvestment of distributions	1,876,440	60,955
Redeemed	-	(500,017)
Net increase (decrease)	25,277,673	15,030,651

Financial Highlights
Fidelity® SAI Convertible Arbitrage Fund

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.13
Net realized and unrealized gain (loss)	.84	.05
Total from investment operations	1.09	.18
Distributions from net investment income	(.62)	(.04)
Distributions from net realized gain	-	(.01)
Total distributions	(.62)	(.04) D
Net asset value, end of period	$10.61	$10.14
Total Return E,F	10.92%	1.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.54%	1.61% I,J
Expenses net of fee waivers, if any	1.45%	1.45% J
Expenses net of all reductions	1.45%	1.45% J
Net investment income (loss)	2.38%	3.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$427,639	$152,432
Portfolio turnover rate K	345%	71% L

AFor the period September 12, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity SAI Convertible Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps and certain mark to market elections.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$424,486,059

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,370,886
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024 A
Ordinary Income	$19,659,575	$569,411
Long-term Capital Gains	-	44,909
Total	$19,659,575	$614,320

A For the period September 12, 2023 (commencement of operations) through January 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Convertible Arbitrage Fund
Equity Risk
Swaps	(14,437,596)	3,904,412
Total Equity Risk	(14,437,596)	3,904,412
Interest Rate Risk
Futures Contracts	653,344	233,508
Total Interest Rate Risk	653,344	233,508
Totals	(13,784,252)	4,137,920

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Convertible Arbitrage Fund	39,705,302

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Convertible Arbitrage Fund	793,303,489

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Convertible Arbitrage Fund	591,903,115	395,681,612
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 1.40% of the Fund's average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Convertible Arbitrage Fund	Borrower	14,800,000	4.83%	1,984

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Convertible Arbitrage Fund	165
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.45% of average net assets. This reimbursement will remain in place through May 31, 2026. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $235,546.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,544.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Convertible Arbitrage Fund	99%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Greenwood Street Trust and the Shareholders of Fidelity SAI Convertible Arbitrage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Convertible Arbitrage Fund (the "Fund"), a fund of Fidelity Greenwood Street Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from September 12, 2023 (commencement of operations) through January 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from September 12, 2023 (commencement of operations) through January 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 19, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 21.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,357,098 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Convertible Arbitrage Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts.
At its November 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Also at its November 2024 meeting, the Board approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective December 1, 2024. The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FDS or an affiliate will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FDS or an affiliate, and not the fund, will pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FDS will remain unchanged.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to training and managing investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; and (ii) net total expense comparisons (including acquired fund fees and expenses) of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended March 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended March 31, 2024. The Board noted that there are limited mutual fund competitors with a comparable strategy, a strategy which includes leverage between two and four times and expected volatility and return expectations that are higher than mutual funds in the same Morningstar category. The Board further noted that the fund's strategy aligns more closely with strategies of hedge funds, which may charge management fees as high as 200 basis points plus incentive fees. The Board also considered information that, when compared to hedge funds with similar strategies, the fund's management fee was on the lower end of the range of fees for these funds.
Other Contractual Arrangements. The Board further considered that FDS has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 1.45% through May 31, 2025.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds it oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through November 30, 2025.

1.9909697.101
SCA-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025